LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.03%
Federal Home Loan Mortgage Corp. REMICS
Series 5001 Class A 2.00% 1/25/45	828,486	$783,552
Series 5002 Class TJ 2.00% 7/25/50	987,604	830,231
Series 5059 Class GA 1.00% 1/25/51	240,971	186,568
Series 5209 Class EA 3.00% 8/25/50	351,560	324,431
Series 5209 Class EJ 3.00% 8/25/50	351,560	324,430
•Series 5250 Class FA 4.33% (30 day USD SOFR Average + 0.67%) 8/25/52	214,783	212,728
•Series 5254 Class FG 4.41% (30 day USD SOFR Average + 0.75%) 9/25/52	471,533	464,798
•Series 5354 Class FC 5.11% (30 day USD SOFR Average + 1.45%) 10/25/53	3,847,189	3,898,773
•Series 5476 Class FB 4.76% (30 day USD SOFR Average + 1.10%) 11/25/54	1,501,975	1,510,545
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series T-58 Class 2A 6.50% 9/25/43	1,163	1,213
Federal National Mortgage Association Grantor Trust
•Series 1999-T2 Class A1 7.50% 1/19/39	88	91
Series 2004-T1 Class 1A2 6.50% 1/25/44	1,027	1,057
Federal National Mortgage Association REMICS
Series 2022-18 Class DL 3.25% 7/25/46	429,714	409,130
•Series 2022-53 Class FG 4.46% (30 day USD SOFR Average + 0.80%) 8/25/52	1,416,089	1,398,545
•Series 2022-56 Class FJ 4.46% (30 day USD SOFR Average + 0.80%) 9/25/52	2,101,266	2,070,345
•Series 2022-64 Class GF 4.46% (30 day USD SOFR Average + 0.80%) 10/25/52	1,576,438	1,554,436
•Series 2022-67 Class FA 4.46% (30 day USD SOFR Average + 0.80%) 10/25/52	2,041,506	2,016,283
Series 2022-9 Class DJ 3.25% 3/25/49	244,342	228,041
•Series 2023-51 Class FB 5.21% (30 day USD SOFR Average + 1.55%) 11/25/53	1,753,912	1,778,046
•Series 2023-53 Class FD 5.16% (30 day USD SOFR Average + 1.50%) 11/25/53	1,485,368	1,509,094
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
•Series 2023-56 Class FC 5.16% (30 day USD SOFR Average + 1.50%) 11/25/53	1,268,968	$1,285,421
•Series 2024-7 Class FB 4.86% (30 day USD SOFR Average + 1.20%) 9/25/53	1,133,582	1,141,462
Total Agency Collateralized Mortgage Obligations (Cost $21,720,855)		21,929,220
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.50%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
♦•Series K135 Class A2 2.15% 10/25/31	200,000	180,163
♦•Series K521 Class AS 4.19% (30 day USD SOFR Average + 0.52%) 3/25/29	697,438	697,731
♦•Series K543 Class A2 4.33% 6/25/30	300,000	300,228
♦•Series K544 Class A2 4.27% 7/25/30	300,000	299,780
♦Series K546 Class A2 4.36% 5/25/30	300,000	300,820
♦•Series K547 Class A2 4.42% 5/25/30	600,000	603,204
♦•Series K548 Class A2 4.32% 9/25/30	700,000	700,771
♦•Series K549 Class A2 4.34% 9/25/30	100,000	100,191
♦•Series K551 Class A2 4.17% 11/25/30	200,000	198,659
♦•Series K551 Class AS 4.22% (30 day USD SOFR Average + 0.55%) 10/25/30	2,199,371	2,199,366
♦•Series K552 Class AS 4.21% (30 day USD SOFR Average + 0.54%) 10/25/30	1,299,492	1,299,490
♦•Series K553 Class AS 4.21% (30 day USD SOFR Average + 0.54%) 10/25/30	652,841	652,840
♦•Series K554 Class AS 4.17% (30 day USD SOFR Average + 0.50%) 10/25/30	599,863	599,861
♦•Series K555 Class AS 4.17% (30 day USD SOFR Average + 0.50%) 11/25/30	1,299,942	1,300,343
♦•Series K556 Class AS 4.16% (30 day USD SOFR Average + 0.49%) 12/25/30	299,997	299,996
LVIP Fidelity Institutional AM® Total Bond Fund–1

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
♦•Series K557 Class AS 4.17% (30 day USD SOFR Average + 0.50%) 12/25/30	900,000	$899,994
Total Agency Commercial Mortgage-Backed Securities (Cost $10,656,843)		10,633,437
AGENCY MORTGAGE-BACKED SECURITIES–17.45%
Federal Home Loan Mortgage Corp.
1.50% 4/1/36	711,410	641,932
2.00% 1/1/37	3,532,621	3,258,992
2.00% 3/1/41	4,984,374	4,397,909
2.00% 8/1/50	34,144	28,048
2.00% 9/1/50	22,744	18,528
2.00% 1/1/51	25,180	20,606
2.00% 5/1/51	16,941	13,965
2.00% 7/1/51	114,036	92,543
2.00% 12/1/51	18,077	14,851
2.00% 1/1/52	1,745,095	1,436,203
2.00% 3/1/52	2,639,473	2,155,595
2.50% 1/1/40	2,335,812	2,129,970
2.50% 3/1/51	6,547,674	5,623,664
2.50% 11/1/51	3,688,126	3,172,698
2.50% 12/1/51	7,458,430	6,421,874
2.50% 1/1/52	287,168	246,118
2.50% 4/1/52	1,178,104	1,015,211
3.00% 4/1/42	1,876,733	1,738,801
3.00% 6/1/42	3,050,162	2,826,160
3.00% 11/1/46	2,180,827	1,972,187
3.00% 1/1/47	2,168,782	1,945,994
3.00% 7/1/50	1,266,484	1,140,825
3.00% 5/1/51	7,731,209	6,951,234
3.00% 8/1/52	6,591,722	5,871,520
3.50% 11/1/48	2,029,071	1,902,725
3.50% 4/1/52	3,005,006	2,777,228
4.00% 9/1/52	6,580,154	6,257,130
4.50% 7/1/52	989,556	960,677
5.00% 7/1/52	4,133,499	4,124,362
5.00% 6/1/53	4,143,265	4,106,884
5.50% 9/1/41	1,859,946	1,921,755
5.50% 11/1/52	3,931,912	4,006,031
6.00% 12/1/52	1,488,275	1,546,620
6.00% 7/1/54	3,281,622	3,356,669
6.00% 8/1/55	1,817,916	1,889,840
6.00% 2/1/56	599,211	618,721
6.50% 6/1/53	14,265	14,816
6.50% 10/1/53	46,247	48,413
6.50% 12/1/53	18,076	18,845
6.50% 4/1/54	43,355	45,631
6.50% 5/1/54	30,938	32,393
6.50% 7/1/54	14,260	14,887
6.50% 8/1/54	231,196	242,123
6.50% 9/1/54	36,936	38,513
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
6.50% 11/1/54	46,700	$48,758
6.50% 1/1/55	44,757	47,210
6.50% 2/1/55	252,232	265,066
6.50% 3/1/55	23,157	24,503
6.50% 4/1/55	97,561	102,667
6.50% 6/1/55	1,795,572	1,898,876
7.00% 11/1/53	81,149	86,675
7.00% 12/1/53	119,652	127,763
7.00% 1/1/54	400,880	427,662
7.00% 2/1/54	104,699	111,578
7.00% 6/1/54	373,307	398,453
7.00% 8/1/54	329,571	351,037
7.00% 9/1/54	105,000	111,900
Federal National Mortgage Association
1.50% 4/1/36	564,557	509,423
2.00% 5/1/41	4,137,302	3,620,110
2.00% 8/1/50	43,658	35,512
2.00% 9/1/50	46,171	37,556
2.00% 10/1/50	102,470	83,078
2.00% 11/1/50	101,018	82,220
2.00% 12/1/50	524,894	430,539
2.00% 1/1/51	178,292	145,036
2.00% 2/1/51	1,874,644	1,542,443
2.00% 4/1/51	158,322	128,760
2.00% 7/1/51	141,201	114,381
2.00% 8/1/51	2,109,870	1,729,946
2.00% 11/1/51	139,226	114,258
2.00% 2/1/52	2,153,960	1,769,608
2.00% 3/1/52	947,929	777,567
2.50% 1/1/43	1,649,891	1,467,486
2.50% 8/1/50	7,950,531	6,834,123
2.50% 1/1/51	3,163,900	2,698,086
2.50% 5/1/51	1,203,606	1,023,253
2.50% 7/1/51	1,166,769	1,002,555
2.50% 9/1/51	2,566,706	2,211,793
2.50% 12/1/51	2,057,539	1,773,028
2.50% 2/1/52	943,235	812,815
2.50% 4/1/52	1,875,726	1,604,033
2.50% 6/1/52	400,000	344,781
3.00% 9/1/37	982,943	939,475
3.00% 10/1/46	4,969,691	4,486,134
3.00% 4/1/47	562,099	504,821
3.00% 11/1/48	972,967	876,892
3.00% 12/1/49	8,028,197	7,193,129
3.00% 7/1/51	5,597,410	4,986,360
3.00% 9/1/51	997,810	897,429
3.00% 12/1/51	471,973	419,258
3.00% 6/1/52	5,298,979	4,712,778
3.50% 1/1/48	2,765,409	2,596,818
3.50% 2/1/48	1,652,362	1,542,128
3.50% 1/1/50	1,052,760	983,051
3.50% 8/1/50	7,246,548	6,773,886
4.00% 8/1/42	726,994	709,678
4.00% 9/1/48	157,647	150,965
LVIP Fidelity Institutional AM® Total Bond Fund–2

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.00% 6/1/49	739,587	$709,215
4.50% 1/1/50	3,664,084	3,612,428
5.00% 7/1/47	514,478	519,940
5.50% 5/1/44	4,097,686	4,230,792
5.50% 11/1/52	5,475,733	5,580,839
6.00% 1/1/42	4,833,770	5,065,805
6.00% 7/1/53	6,141,281	6,353,375
6.00% 5/1/55	5,292,913	5,500,464
6.00% 6/1/55	1,029,160	1,070,448
6.00% 7/1/55	1,942,823	2,020,770
6.00% 8/1/55	588,243	610,229
6.00% 1/1/56	589,465	609,730
6.50% 6/1/54	2,280,304	2,408,052
6.50% 7/1/54	1,907,543	2,003,242
6.50% 7/1/55	652,287	690,205
7.00% 10/1/53	79,820	85,185
7.00% 11/1/53	54,512	57,840
7.00% 12/1/53	391,409	417,478
7.00% 1/1/54	1,575,218	1,679,193
7.00% 2/1/54	200,975	214,663
7.00% 4/1/54	9,169	9,777
7.00% 6/1/54	216,584	230,425
7.00% 8/1/54	35,786	38,170
7.00% 9/1/54	87,182	93,412
Government National Mortgage Association
2.00% 8/20/51	381,775	315,564
2.00% 3/20/52	3,668,793	3,032,518
2.50% 10/20/51	122,466	105,430
2.50% 3/20/52	24,656	21,226
3.00% 12/20/46	345,671	312,824
3.00% 5/20/51	358,804	320,555
3.00% 6/20/51	95,942	85,730
3.00% 7/20/51	121,307	108,430
3.00% 8/20/51	143,835	128,502
3.00% 3/20/52	6,356,637	5,679,010
3.00% 4/20/55	77,970	69,786
3.50% 8/20/47	4,681,525	4,412,388
3.50% 8/20/52	1,483,404	1,370,646
3.50% 10/20/52	456,515	422,075
5.00% 12/20/54	489,033	486,466
Government National Mortgage Association, TBA
2.00% 4/20/56	4,050,000	3,344,730
2.00% 5/20/56	12,150,000	10,029,920
2.50% 4/20/56	13,875,000	11,934,668
5.00% 4/20/56	5,050,000	5,001,027
5.50% 4/20/56	7,200,000	7,245,855
5.50% 5/20/56	21,300,000	21,392,389
6.00% 4/20/56	2,825,000	2,872,478
6.00% 5/20/56	8,175,000	8,302,491
6.50% 5/20/54	1,125,000	1,165,751
Uniform Mortgage-Backed Security, TBA
2.00% 4/1/56	21,850,000	17,594,371
2.00% 5/1/56	11,025,000	8,874,694
3.00% 3/1/56	10,500,000	9,230,570
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Uniform Mortgage-Backed Security, TBA (continued)
4.50% 3/1/56	3,225,000	$3,113,509
4.50% 4/1/56	2,600,000	2,509,015
5.00% 4/1/40	6,150,000	6,194,907
5.00% 5/1/41	3,950,000	3,975,140
5.00% 3/1/56	5,500,000	5,426,127
5.00% 4/1/56	11,100,000	10,946,006
5.50% 3/1/56	1,100,000	1,105,543
5.50% 4/1/56	2,500,000	2,511,515
6.00% 4/1/56	4,575,000	4,663,426
6.00% 5/1/56	1,825,000	1,858,064
Total Agency Mortgage-Backed Securities (Cost $380,701,572)		369,702,054
CONVERTIBLE BONDS–0.17%
@EchoStar Corp. 3.88% exercise price $3.87, maturity date 11/30/30	162,568	580,709
Eos Energy Enterprises, Inc. 1.75% exercise price $1.75, maturity date 12/1/31	110,000	63,915
Golar LNG Ltd. 2.75% exercise price $2.75, maturity date 12/15/30	225,000	267,412
Kosmos Energy Ltd. 3.13% exercise price $3.13, maturity date 3/15/30	502,000	391,327
MKS, Inc. 1.25% exercise price $1.25, maturity date 6/1/30	81,000	133,812
^ON Semiconductor Corp. 0.00% exercise price $0.01, maturity date 5/1/27	114,000	147,003
PG&E Corp. 4.25% exercise price $4.25, maturity date 12/1/27	348,000	360,346
Redfin Corp. 0.50% exercise price $0.50, maturity date 4/1/27	529,000	504,666
Riot Platforms, Inc. 0.75% exercise price $0.75, maturity date 1/15/30	284,000	325,890
^Strategy, Inc. 0.00% exercise price $0.00, maturity date 12/1/29	230,000	193,069
^Terawulf, Inc. 0.00% exercise price $0.00, maturity date 5/1/32	234,000	241,702
Wolfspeed, Inc.
2.50% exercise price $2.50, maturity date 6/15/31	51,000	72,739
2.50% exercise price $2.50, maturity date 6/15/31	21,000	29,951
3.50% exercise price $3.50, maturity date 3/15/31	174,000	194,880
Total Convertible Bonds (Cost $2,870,497)		3,507,421
LVIP Fidelity Institutional AM® Total Bond Fund–3

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–26.54%
Advertising–0.06%
Clear Channel Outdoor Holdings, Inc.
7.13% 2/15/31	165,000	$172,870
7.50% 6/1/29	185,000	185,781
7.50% 3/15/33	165,000	174,735
7.88% 4/1/30	210,000	219,765
CMG Media Corp. 8.88% 6/18/29	45,000	38,910
Lamar Media Corp. 5.38% 11/1/33	175,000	171,277
Neptune Bidco U.S., Inc. 9.50% 2/15/33	140,000	135,833
Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38% 2/15/31	55,000	57,349
Publicis Groupe SA 3.38% 6/12/32	100,000	111,919
		1,268,439
Aerospace & Defense–0.32%
Boeing Co.
3.25% 2/1/28	2,200,000	2,156,546
6.86% 5/1/54	3,000,000	3,301,725
Bombardier, Inc.
6.75% 6/15/33	155,000	160,070
7.25% 7/1/31	115,000	120,510
Czechoslovak Group AS 6.50% 1/10/31	200,000	204,430
Embraer Netherlands Finance BV 5.40% 1/9/38	60,000	57,353
Moog, Inc. 5.50% 10/15/34	60,000	60,189
TransDigm, Inc.
6.13% 7/31/34	165,000	162,285
6.25% 1/31/34	45,000	45,496
6.38% 3/1/29	120,000	122,240
6.38% 5/31/33	210,000	208,880
6.63% 3/1/32	100,000	101,987
6.75% 1/31/34	185,000	187,424
		6,889,135
Agriculture–0.39%
BAT Capital Corp. 5.35% 8/15/32	6,350,000	6,515,852
BAT International Finance PLC 4.13% 4/12/32	255,000	296,556
Imperial Brands Finance PLC
3.88% 2/12/34	270,000	301,317
4.88% 6/7/32	175,000	221,055
Japan Tobacco, Inc. 5.85% 6/15/35	325,000	341,052
Philip Morris International, Inc. 3.25% 6/6/32	325,000	365,003
Scandinavian Tobacco Group AS 4.88% 9/12/29	165,000	195,971
		8,236,806
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines–0.04%
Azul Secured Finance LLP 9.88% 2/15/31	75,000	$68,578
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31	200,000	189,012
United Airlines Holdings, Inc.
4.88% 3/1/29	185,000	180,945
5.38% 3/1/31	125,000	122,415
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38% 2/1/30	195,000	168,404
7.88% 5/1/27	190,000	187,526
		916,880
Apparel–0.02%
@Beach Acquisition Bidco LLC 10.00% 7/15/33	221,350	235,742
Gildan Activewear, Inc. 4.70% 10/7/30	153,000	151,387
		387,129
Auto Manufacturers–0.30%
Allison Transmission, Inc. 5.88% 12/1/33	125,000	124,234
Aston Martin Capital Holdings Ltd. 10.00% 3/31/29	200,000	150,500
Ford Motor Credit Co. LLC
2.90% 2/16/28	1,030,000	987,594
4.45% 2/14/30	240,000	277,820
4.97% 4/6/29	361,000	356,546
6.18% 8/29/31	100,000	132,359
6.80% 5/12/28	2,340,000	2,410,435
6.80% 11/7/28	850,000	879,911
μRCI Banque SA 5.50% 10/9/34	200,000	234,307
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10.00% 1/15/31	288,000	279,843
Stellantis Finance U.S., Inc. 5.75% 3/18/30	229,000	227,754
Volkswagen Bank GmbH 3.50% 6/19/31	100,000	113,319
μVolkswagen International Finance NV 3.88% 6/17/29	200,000	222,361
		6,396,983
Auto Parts & Equipment–0.12%
American Axle & Manufacturing, Inc.
6.38% 10/15/32	105,000	103,923
7.75% 10/15/33	140,000	136,290
Clarios Global LP/Clarios U.S. Finance Co.
6.75% 2/15/30	100,000	102,250
LVIP Fidelity Institutional AM® Total Bond Fund–4

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Clarios Global LP/Clarios U.S. Finance Co. (continued)
6.75% 9/15/32	170,000	$171,360
Cooper-Standard Automotive, Inc. 9.25% 3/1/31	200,000	187,950
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13% 4/15/31	190,000	187,305
6.38% 4/15/34	195,000	189,275
Forvia SE 6.75% 9/15/33	135,000	131,813
LG Energy Solution Ltd. 5.25% 4/2/31	200,000	199,380
Metalsa SAPI de CV 3.75% 5/4/31	200,000	173,500
Schaeffler AG 5.38% 4/1/31	200,000	233,708
Valeo SE 4.63% 3/23/32	100,000	111,769
ZF Europe Finance BV
4.75% 1/31/29	100,000	112,001
5.50% 2/17/32	100,000	109,047
ZF North America Capital, Inc.
6.75% 4/23/30	225,000	217,661
6.88% 4/23/32	150,000	142,515
7.50% 3/24/31	125,000	122,789
		2,632,536
Banks–7.27%
μAustralia & New Zealand Banking Group Ltd. 5.15% 8/18/36	200,000	257,662
μBanco Bilbao Vizcaya Argentaria SA 6.03% 3/13/35	400,000	415,661
μBanco de Credito del Peru SA 5.80% 3/10/35	100,000	98,690
μBanco de Credito e Inversiones SA 8.75% 5/8/29	200,000	210,226
μBanco del Estado de Chile 7.95% 5/2/29	200,000	210,522
μBanco Mercantil del Norte SA 7.63% 1/10/28	250,000	250,502
μBank of America Corp.
4.62% 5/9/29	4,239,000	4,257,429
5.16% 1/24/31	3,080,000	3,138,680
5.29% 4/25/34	7,290,000	7,378,609
5.82% 9/15/29	4,171,000	4,302,758
6.20% 11/10/28	5,285,000	5,429,245
6.25% 7/26/30	135,000	135,813
μBank of Nova Scotia
3.38% 3/5/33	335,000	379,922
4.34% 9/15/31	100,000	98,661
μBarclays PLC
3.54% 8/14/31	250,000	285,565
5.37% 2/25/31	4,180,000	4,252,596
5.50% 8/9/28	6,190,000	6,260,795
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 5.13% 1/18/33	250,000	$242,950
μBNP Paribas SA
3.95% 2/18/37	200,000	225,560
5.79% 1/13/33	3,491,000	3,606,280
7.45% 6/27/35	165,000	165,624
μBPCE SA 5.72% 1/18/30	420,000	430,519
μBW Real Estate, Inc. 9.50% 3/30/30	165,000	165,206
μCaixaBank SA 6.84% 9/13/34	485,000	528,209
μCitigroup, Inc.
2.67% 1/29/31	7,040,000	6,530,924
4.30% 7/23/36	100,000	113,331
5.17% 2/13/30	4,015,000	4,076,894
6.50% 5/15/31	60,000	59,854
6.63% 2/15/31	180,000	180,135
Commonwealth Bank of Australia
2.69% 3/11/31	365,000	330,269
μ3.79% 8/26/37	100,000	113,179
Cooperatieve Rabobank UA
1.13% 5/7/31	300,000	306,602
μ5.71% 1/21/33	250,000	259,476
μDanske Bank AS 3.88% 1/9/32	415,000	483,762
μDeutsche Bank AG
6.72% 1/18/29	3,558,000	3,686,249
6.82% 11/20/29	2,599,000	2,728,867
μDZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.71% 10/15/35	100,000	113,493
μGoldman Sachs Group, Inc.
5.02% 10/23/35	3,400,000	3,337,113
5.73% 4/25/30	4,010,000	4,137,080
6.48% 10/24/29	8,295,000	8,677,770
μHSBC Holdings PLC
6.25% 3/9/34	420,000	445,052
6.75% 3/24/31	125,000	123,666
7.00% 9/24/35	60,000	59,405
8.20% 11/16/34	140,000	199,716
μING Groep NV 3.00% 8/17/31	300,000	336,577
Intesa Sanpaolo SpA 3.88% 7/14/27	1,070,000	1,062,310
μJPMorgan Chase & Co.
2.52% 4/22/31	8,190,000	7,568,437
5.01% 1/23/30	2,075,000	2,104,030
5.14% 1/24/31	1,805,000	1,838,034
5.34% 1/23/35	2,175,000	2,208,382
5.77% 4/22/35	7,040,000	7,332,759
6.25% 10/23/34	1,418,000	1,524,653
μJyske Bank AS 5.13% 5/1/35	338,000	402,521
LVIP Fidelity Institutional AM® Total Bond Fund–5

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Kreditanstalt fuer Wiederaufbau
0.38% 5/20/36	130,000	$113,207
1.13% 3/31/37	380,000	350,514
4.00% 3/15/29	450,000	452,249
μMorgan Stanley
5.25% 4/21/34	5,220,000	5,236,300
5.83% 4/19/35	5,246,000	5,446,334
6.30% 10/18/28	3,189,000	3,272,457
6.41% 11/1/29	2,746,000	2,865,989
μMorgan Stanley Private Bank NA
4.20% 11/17/28	2,170,000	2,162,485
4.47% 11/19/31	2,174,000	2,140,262
μNational Australia Bank Ltd. 3.61% 1/22/36	100,000	113,158
μNatWest Group PLC
3.63% 9/3/34	100,000	112,577
7.42% 6/6/33	175,000	239,343
μPNC Financial Services Group, Inc. 6.88% 10/20/34	2,670,000	2,949,736
μRoyal Bank of Canada 3.13% 9/27/31	185,000	209,651
μSociete Generale SA 6.69% 1/10/34	205,000	218,947
μStandard Chartered PLC 3.86% 3/17/33	130,000	148,791
Toronto-Dominion Bank 3.36% 9/22/32	184,000	207,201
μTurkiye Garanti Bankasi AS 8.13% 1/8/36	80,000	79,571
μUBS Group AG
4.19% 4/1/31	6,590,000	6,447,743
5.70% 2/8/35	1,005,000	1,030,243
Walker & Dunlop, Inc. 6.63% 4/1/33	100,000	97,768
μWells Fargo & Co.
2.88% 10/30/30	9,110,000	8,595,093
5.24% 1/24/31	1,850,000	1,885,855
6.13% 6/15/31	185,000	185,696
6.49% 10/23/34	5,790,000	6,269,145
μWestern Alliance Bancorp 3.00% 6/15/31	195,000	186,855
		154,085,394
Beverages–0.03%
Carlsberg Breweries AS 3.25% 2/28/32	175,000	197,412
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25% 4/27/29	125,000	121,617
Coca-Cola HBC Finance BV 4.00% 10/1/33	120,000	139,839
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Pernod Ricard SA 3.75% 2/4/37	100,000	$109,832
		568,700
Biotechnology–0.02%
Biocon Biologics Global PLC 6.67% 10/9/29	55,000	54,206
BioMarin Pharmaceutical, Inc. 5.50% 2/15/34	90,000	88,610
Emergent BioSolutions, Inc. 3.88% 8/15/28	316,000	266,632
		409,448
Building Materials–0.20%
AmeriTex HoldCo Intermediate LLC 7.63% 8/15/33	110,000	113,547
Amrize Finance U.S. LLC 4.70% 4/7/28	1,250,000	1,257,383
Builders FirstSource, Inc.
4.25% 2/1/32	80,000	73,659
6.38% 3/1/34	100,000	98,722
6.75% 5/15/35	315,000	314,698
Camelot Return Merger Sub, Inc. 8.75% 8/1/28	95,000	55,522
μCemex SAB de CV
5.13% 6/8/26	350,000	348,544
7.20% 6/10/30	255,000	258,187
Cornerstone Building Brands, Inc. 9.50% 8/15/29	75,000	44,355
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.63% 12/15/30	375,000	381,397
JH North America Holdings, Inc. 6.13% 7/31/32	35,000	34,860
Quikrete Holdings, Inc.
6.38% 3/1/32	365,000	370,111
6.75% 3/1/33	165,000	167,581
Smyrna Ready Mix Concrete LLC 6.00% 11/1/28	165,000	163,756
Standard Building Solutions, Inc.
5.88% 3/15/34	120,000	115,703
6.25% 8/1/33	235,000	232,358
6.50% 8/15/32	125,000	125,065
		4,155,448
Chemicals–0.49%
@Advancion Sciences, Inc. 9.25% 11/1/26	342,465	278,253
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31	100,000	104,572
Braskem Netherlands Finance BV
5.88% 1/31/50	100,000	41,812
LVIP Fidelity Institutional AM® Total Bond Fund–6

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Braskem Netherlands Finance BV (continued)
7.25% 2/13/33	250,000	$114,962
Celanese U.S. Holdings LLC
6.50% 4/15/30	351,000	358,193
6.75% 4/15/33	2,329,000	2,389,468
7.00% 2/15/31	180,000	184,823
7.05% 11/15/30	105,000	110,994
7.20% 11/15/33	95,000	101,340
7.38% 7/15/32	110,000	114,813
7.38% 2/15/34	350,000	358,583
Chemours Co.
4.63% 11/15/29	45,000	42,199
5.75% 11/15/28	213,000	210,896
7.88% 3/15/34	150,000	149,956
8.00% 1/15/33	190,000	191,038
Consolidated Energy Finance SA
5.63% 10/15/28	160,000	149,000
12.00% 2/15/31	550,000	541,750
@GPD Cos., Inc. 12.50% 12/31/29	133,731	71,546
Herens Holdco SARL 4.75% 5/15/28	562,000	472,305
Ma'aden Sukuk Ltd. 5.25% 2/13/30	200,000	200,987
Mativ Holdings, Inc. 8.00% 10/1/29	264,000	245,885
Methanex Corp.
5.13% 10/15/27	325,000	322,977
5.25% 12/15/29	70,000	69,302
5.65% 12/1/44	245,000	218,655
Methanex U.S. Operations, Inc. 6.25% 3/15/32	165,000	168,806
OCP SA
3.75% 6/23/31	200,000	181,689
5.13% 6/23/51	100,000	77,880
6.88% 4/25/44	100,000	99,806
Olin Corp.
5.00% 2/1/30	325,000	311,313
5.63% 8/1/29	65,000	64,219
6.63% 4/1/33	215,000	210,319
Olympus Water U.S. Holding Corp.
6.25% 10/1/29	250,000	236,260
6.75% 8/1/32	210,000	199,988
7.25% 2/15/33	225,000	214,673
Perimeter Holdings LLC 6.25% 1/15/34	120,000	117,690
Sasol Financing USA LLC
4.38% 9/18/26	270,000	268,204
8.75% 5/3/29	200,000	208,144
8.75% 4/10/33	200,000	200,000
Solstice Advanced Materials, Inc. 5.63% 9/30/33	60,000	59,163
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Tronox, Inc. 4.63% 3/15/29	340,000	$272,240
WR Grace Holdings LLC
5.63% 8/15/29	335,000	308,106
6.63% 8/15/32	170,000	165,640
7.00% 8/1/33	85,000	82,550
		10,490,999
Commercial Services–0.23%
ADT Security Corp. 5.88% 10/15/33	115,000	111,379
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38% 6/15/32	95,000	94,479
Block, Inc.
3.50% 6/1/31	240,000	218,243
6.00% 8/15/33	160,000	157,357
6.50% 5/15/32	280,000	282,557
Champions Financing, Inc. 8.75% 2/15/29	222,000	199,096
CompoSecure Holdings LLC 5.63% 2/1/33	245,000	239,353
CoreCivic, Inc.
4.75% 10/15/27	280,000	277,463
8.25% 4/15/29	65,000	67,856
DP World Crescent Ltd. 3.75% 1/30/30	200,000	187,716
DP World Ltd. 5.63% 9/25/48	100,000	89,559
Fiserv Funding ULC 3.50% 6/15/32	100,000	110,311
GEO Group, Inc.
8.63% 4/15/29	165,000	171,358
10.25% 4/15/31	165,000	176,019
Herc Holdings, Inc.
5.75% 3/15/31	80,000	78,789
6.00% 3/15/34	75,000	72,506
7.00% 6/15/30	215,000	220,454
7.25% 6/15/33	155,000	158,835
OT Midco, Inc. 10.00% 2/15/30	215,000	88,767
Sotheby's 7.38% 10/15/27	518,000	515,518
Sotheby's/Bidfair Holdings, Inc. 5.88% 6/1/29	15,000	14,083
StoneMor, Inc. 8.50% 5/15/29	342,000	333,515
Synergy Infrastructure Holdings LLC 7.88% 12/1/30	60,000	61,159
United Rentals North America, Inc.
5.38% 11/15/33	240,000	233,371
6.13% 3/15/34	210,000	212,643
Verisk Analytics, Inc. 4.45% 3/15/31	242,000	237,975
WEX, Inc. 6.50% 3/15/33	45,000	44,081
Williams Scotsman, Inc.
6.63% 6/15/29	110,000	111,237
LVIP Fidelity Institutional AM® Total Bond Fund–7

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Williams Scotsman, Inc. (continued)
6.63% 4/15/30	75,000	$76,184
		4,841,863
Computers–0.30%
CACI International, Inc. 6.38% 6/15/33	180,000	183,227
Dell International LLC/EMC Corp.
4.15% 2/15/29	889,000	881,606
4.50% 2/15/31	1,760,000	1,739,196
4.75% 10/6/32	1,173,000	1,156,332
5.10% 2/15/36	2,190,000	2,141,391
Seagate Data Storage Technology Pte. Ltd.
5.75% 12/1/34	155,000	154,419
5.88% 7/15/30	115,000	116,891
8.50% 7/15/31	75,000	78,633
		6,451,695
Distribution/Wholesale–0.00%
Resideo Funding, Inc. 6.50% 7/15/32	60,000	59,117
		59,117
Diversified Financial Services–1.30%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,070,000	2,047,199
3.00% 10/29/28	3,769,000	3,627,981
5.10% 1/19/29	1,400,000	1,418,290
μ6.50% 1/31/56	125,000	125,625
μAir Lease Corp. 4.13% 12/15/26	378,000	367,286
μAircastle Ltd. 5.25% 6/15/26	250,000	248,685
Ally Financial, Inc.
μ4.70% 5/15/26	30,000	29,720
μ4.70% 5/15/28	250,000	232,077
μ6.65% 1/17/40	340,000	328,179
6.70% 2/14/33	290,000	292,015
Avolon Holdings Funding Ltd.
4.70% 1/30/31	1,500,000	1,469,843
4.85% 4/1/33	62,000	59,394
4.95% 1/15/28	1,700,000	1,705,596
5.38% 5/30/30	2,150,000	2,173,442
Burford Capital Global Finance LLC 7.50% 7/15/33	146,000	121,545
μCapital One Financial Corp.
4.93% 5/10/28	2,000,000	2,005,380
6.31% 6/8/29	5,000,000	5,170,071
CIMIC Finance Ltd. 1.50% 5/28/29	124,000	133,060
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Encore Capital Group, Inc. 8.50% 5/15/30	170,000	$179,743
GGAM Finance Ltd.
5.88% 3/15/30	165,000	164,397
6.88% 4/15/29	160,000	163,559
8.00% 6/15/28	335,000	347,682
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27	315,000	319,580
Hightower Holding LLC 9.13% 1/31/30	180,000	183,548
Jane Street Group/JSG Finance, Inc.
6.13% 11/1/32	165,000	163,167
6.75% 5/1/33	300,000	304,370
7.13% 4/30/31	45,000	46,258
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00% 8/15/28	215,000	200,350
6.63% 10/15/31	140,000	133,476
LFS Topco LLC 8.75% 7/15/30	190,000	181,533
Macquarie Airfinance Holdings Ltd.
6.40% 3/26/29	165,000	170,960
6.50% 3/26/31	125,000	130,893
Navient Corp.
4.88% 3/15/28	100,000	94,386
5.00% 3/15/27	125,000	122,187
5.50% 3/15/29	80,000	73,324
5.63% 8/1/33	100,000	77,938
7.88% 6/15/32	80,000	71,324
OneMain Finance Corp.
6.13% 5/15/30	110,000	107,562
6.50% 3/15/33	70,000	66,915
6.75% 9/15/33	60,000	57,531
7.13% 9/15/32	105,000	103,410
PRA Group, Inc. 8.88% 1/31/30	60,000	60,580
SLM Corp. 6.50% 1/31/30	125,000	122,714
Stellantis Financial Services U.S. Corp. 5.40% 9/15/30	216,000	212,099
Takeoff Merger Sub, Inc.
4.40% 3/24/28	681,000	677,348
4.50% 3/24/29	674,000	669,662
4.85% 3/24/31	845,000	834,433
		27,596,317
Electric–1.25%
Abu Dhabi National Energy Co. PJSC
4.00% 10/3/49	100,000	75,831
4.75% 3/9/37	200,000	188,120
AEP Texas, Inc. 5.20% 4/15/36	359,000	353,063
AES Corp.
2.45% 1/15/31	3,398,000	3,006,143
LVIP Fidelity Institutional AM® Total Bond Fund–8

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
AES Corp. (continued)
μ6.95% 7/15/55	120,000	$111,958
Alpha Generation LLC
6.25% 1/15/34	225,000	221,027
6.75% 10/15/32	50,000	50,732
Amprion GmbH
3.88% 6/5/36	100,000	112,908
4.13% 9/7/34	300,000	349,053
AusNet Services Holdings Pty. Ltd. 6.13% 5/31/33	180,000	125,550
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88% 2/15/39	148,701	155,673
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38% 2/15/32	365,000	356,632
Chile Electricity Lux MPC SARL 6.01% 1/20/33	172,000	177,480
Clearway Energy Operating LLC
3.75% 2/15/31	250,000	231,493
5.75% 1/15/34	135,000	132,665
ContourGlobal Power Holdings SA 6.75% 2/28/30	125,000	126,405
Edison International
4.80% 3/15/31	124,000	121,045
6.25% 3/15/30	100,000	103,601
μ7.88% 6/15/54	120,000	122,927
μ8.13% 6/15/53	120,000	122,173
Electricite de France SA 5.50% 1/25/35	300,000	379,918
EnBW International Finance BV
3.75% 11/20/35	240,000	273,912
5.79% 2/26/36	200,000	133,104
ENEL Finance International NV 5.50% 6/26/34	215,000	218,392
Energuate Trust 2 0 6.35% 9/15/35	200,000	195,812
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.38% 12/30/30	560,000	509,845
Engie SA 4.25% 9/6/34	200,000	235,962
Eskom Holdings 6.35% 8/10/28	250,000	251,334
Exelon Corp. 5.45% 3/15/34	1,115,000	1,139,888
Georgia Power Co. 4.95% 5/17/33	4,200,000	4,233,123
Hawaiian Electric Co., Inc. 6.00% 10/1/33	100,000	99,873
Investment Energy Resources Ltd. 6.25% 4/26/29	200,000	199,067
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Kallpa Generacion SA 5.50% 9/11/35	200,000	$196,220
Lightning Power LLC 7.25% 8/15/32	100,000	103,948
London Power Networks PLC 3.84% 6/11/37	100,000	112,449
Mong Duong Finance Holdings BV 5.13% 5/7/29	57,938	56,987
μNGG Finance PLC 2.13% 9/5/82	181,000	205,138
Niagara Energy SAC 5.75% 10/3/34	200,000	199,413
NRG Energy, Inc.
5.75% 7/15/29	165,000	164,753
5.75% 1/15/34	175,000	172,624
6.00% 2/1/33	310,000	310,079
6.00% 1/15/36	175,000	173,409
6.25% 11/1/34	210,000	211,674
Pacific Gas & Electric Co.
5.20% 5/1/36	20,000	19,493
6.00% 5/1/56	20,000	18,981
μPacifiCorp 7.38% 9/15/55	160,000	152,886
PG&E Corp.
5.00% 7/1/28	25,000	24,804
5.25% 7/1/30	605,000	597,009
μ6.85% 9/15/56	203,000	200,590
μ7.38% 3/15/55	231,000	232,482
Puget Energy, Inc. 5.73% 3/15/35	4,290,000	4,321,213
RWE Finance U.S. LLC
5.13% 9/18/35	320,000	311,105
5.88% 4/16/34	202,000	208,812
Saavi Energia SARL 8.88% 2/10/35	250,000	262,350
Scottish Hydro Electric Transmission PLC 3.38% 9/4/32	175,000	197,639
μSierra Pacific Power Co. 6.38% 9/15/56	247,000	244,982
Southwestern Electric Power Co.
5.20% 4/1/36	581,000	571,326
5.30% 4/1/33	703,000	712,859
μSSE PLC 3.74% 4/14/26	100,000	132,205
Talen Energy Supply LLC
6.25% 2/1/34	175,000	173,050
6.50% 2/1/36	175,000	176,213
Termocandelaria Power SA 7.75% 9/17/31	250,000	254,505
Tierra Mojada Luxembourg II SARL 5.75% 12/1/40	168,683	160,250
TransAlta Corp.
5.88% 2/1/34	185,000	183,755
6.50% 3/15/40	125,000	123,125
LVIP Fidelity Institutional AM® Total Bond Fund–9

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Vistra Operations Co. LLC
5.63% 2/15/27	210,000	$210,000
6.88% 4/15/32	210,000	217,339
XPLR Infrastructure Operating Partners LP
7.25% 1/15/29	30,000	30,875
7.75% 4/15/34	275,000	284,007
8.38% 1/15/31	140,000	147,378
8.63% 3/15/33	235,000	248,258
		26,438,894
Electrical Components & Equipment–0.02%
WESCO Distribution, Inc.
5.25% 4/15/31	125,000	124,254
5.50% 4/15/34	185,000	182,197
6.38% 3/15/33	60,000	61,126
		367,577
Electronics–0.02%
Amphenol Technologies Holding GmbH 3.63% 3/30/31	100,000	115,875
Coherent Corp. 5.00% 12/15/29	105,000	102,987
Sensata Technologies BV 4.00% 4/15/29	93,000	89,741
Sensata Technologies, Inc. 6.63% 7/15/32	110,000	112,198
		420,801
Energy-Alternate Sources–0.00%
=^Sunnova Energy Corp. 0.00% 9/1/26	280,000	700
		700
Engineering & Construction–0.18%
AECOM 6.00% 8/1/33	225,000	224,753
Aeropuerto Internacional de Tocumen SA 5.13% 8/11/61	200,000	160,056
Aeropuertos Dominicanos Siglo XXI SA 7.00% 6/30/34	200,000	203,778
Artera Services LLC 8.50% 2/15/31	759,000	649,918
Brand Industrial Services, Inc. 10.38% 8/1/30	315,000	287,883
Heathrow Funding Ltd. 6.00% 3/5/32	255,000	337,639
HTA Group Ltd.
6.75% 4/1/31	200,000	197,638
7.50% 6/4/29	90,000	91,473
IHS Holding Ltd.
5.63% 11/29/26	165,000	164,385
7.88% 5/29/30	375,000	379,935
8.25% 11/29/31	165,000	169,291
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction (continued)
Kingston Airport Revenue Finance Ltd. 6.75% 12/15/36	200,000	$198,000
Montego Bay Airport Revenue Finance Ltd. 6.60% 6/15/35	200,000	192,034
Railworks Holdings LP/Railworks Rally, Inc. 8.25% 11/15/28	260,000	259,501
TopBuild Corp.
4.13% 2/15/32	100,000	92,158
5.63% 1/31/34	160,000	156,603
		3,765,045
Entertainment–0.02%
GENM Capital Labuan Ltd. 3.88% 4/19/31	200,000	177,468
Light & Wonder International, Inc. 6.25% 10/1/33	170,000	166,547
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 11.88% 4/15/31	45,000	46,880
		390,895
Environmental Control–0.03%
‡Ambipar Lux SARL 9.88% 2/6/31	531,000	98,235
Clean Harbors, Inc. 6.38% 2/1/31	100,000	101,557
GFL Environmental Holdings U.S., Inc. 5.50% 2/1/34	60,000	58,848
GFL Environmental, Inc. 3.50% 9/1/28	100,000	97,231
Reworld Holding Corp. 4.88% 12/1/29	75,000	70,310
Wrangler Holdco Corp. 6.63% 4/1/32	190,000	195,639
		621,820
Food–0.84%
Albertsons Cos., Inc. 5.63% 3/31/32	125,000	123,064
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.75% 3/31/34	95,000	92,943
6.25% 3/15/33	120,000	120,805
Barry Callebaut Services NV 4.25% 8/19/31	200,000	232,682
C&S Group Enterprises LLC 5.00% 12/15/28	100,000	92,992
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00% 2/15/29	220,000	229,031
LVIP Fidelity Institutional AM® Total Bond Fund–10

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Kroger Co. 5.00% 9/15/34	4,340,000	$4,285,155
Lamb Weston Holdings, Inc. 4.13% 1/31/30	335,000	318,936
MARB BondCo PLC 3.95% 1/29/31	140,000	123,991
Mars, Inc.
4.80% 3/1/30	7,595,000	7,674,930
5.20% 3/1/35	2,855,000	2,882,182
METRO AG 5.25% 3/5/30	175,000	207,419
Minerva Luxembourg SA
4.38% 3/18/31	40,000	36,215
8.88% 9/13/33	140,000	149,614
NBM U.S. Holdings, Inc. 6.63% 8/6/29	150,000	149,919
Performance Food Group, Inc.
5.63% 3/1/34	140,000	135,029
6.13% 9/15/32	60,000	60,111
Post Holdings, Inc.
6.25% 2/15/32	165,000	166,706
6.38% 3/1/33	165,000	162,549
6.50% 3/15/36	60,000	58,759
REWE International Finance BV 4.88% 9/13/30	200,000	241,046
U.S. Foods, Inc.
4.75% 2/15/29	210,000	207,208
5.75% 4/15/33	125,000	124,444
		17,875,730
Food Service–0.02%
TKC Holdings, Inc.
8.50% 8/15/30	235,000	236,959
12.00% 2/15/31	120,000	123,781
		360,740
Forest Products & Paper–0.04%
Ahlstrom Holding 3 OYJ 4.88% 2/4/28	100,000	97,283
Inversiones CMPC SA 3.00% 4/6/31	50,000	43,665
LD Celulose International GmbH 7.95% 1/26/32	200,000	205,534
Mondi Finance PLC 3.38% 5/23/31	100,000	112,094
Suzano Austria GmbH 5.00% 1/15/30	200,000	197,359
Suzano Netherlands BV 5.50% 1/15/36	100,000	96,750
		752,685
Gas–0.23%
Fluxys SA 4.00% 11/28/30	200,000	232,021
NiSource, Inc. 2.95% 9/1/29	4,540,000	4,314,385
Snam SpA 5.75% 5/28/35	200,000	203,699
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Vier Gas Transport GmbH 3.63% 9/8/33	200,000	$225,941
		4,976,046
Health Care Products–0.02%
μDentsply Sirona, Inc. 8.38% 9/12/55	8,000	7,812
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	390,000	397,404
		405,216
Health Care Services–0.69%
Acadia Healthcare Co., Inc. 7.38% 3/15/33	185,000	189,408
Centene Corp. 4.63% 12/15/29	6,817,000	6,471,258
CHS/Community Health Systems, Inc.
4.75% 2/15/31	640,000	590,031
5.25% 5/15/30	427,000	402,440
6.13% 4/1/30	275,000	239,103
9.75% 1/15/34	110,000	114,165
DaVita, Inc.
4.63% 6/1/30	360,000	346,145
6.75% 7/15/33	160,000	162,744
6.88% 9/1/32	210,000	215,130
Global Medical Response, Inc. 7.38% 10/1/32	60,000	62,306
HCA, Inc. 5.45% 9/15/34	2,610,000	2,634,428
μHumana, Inc. 6.63% 9/15/56	450,000	432,443
IQVIA, Inc.
6.25% 6/1/32	230,000	233,563
6.50% 5/15/30	100,000	102,092
LifePoint Health, Inc. 10.00% 6/1/32	120,000	122,548
Molina Healthcare, Inc.
6.25% 1/15/33	390,000	378,140
6.50% 2/15/31	190,000	186,790
National Mentor Holdings, Inc. 10.50% 12/15/30	185,000	190,953
Pediatrix Medical Group, Inc. 5.38% 2/15/30	120,000	118,115
Radiology Partners, Inc. 8.50% 7/15/32	65,000	65,902
Surgery Center Holdings, Inc. 7.25% 4/15/32	120,000	117,861
TEAM Services Holding, Inc. 9.00% 2/15/33	250,000	245,136
Tenet Healthcare Corp.
5.50% 11/15/32	200,000	198,155
6.00% 11/15/33	115,000	116,362
6.13% 10/1/28	245,000	245,570
6.13% 6/15/30	195,000	196,268
LVIP Fidelity Institutional AM® Total Bond Fund–11

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
U.S. Acute Care Solutions LLC 9.75% 5/15/29	305,000	$294,645
		14,671,701
Holding Companies-Diversified–0.01%
Clue Opco LLC 9.50% 10/15/31	120,000	115,992
		115,992
Home Builders–0.09%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63% 8/1/29	70,000	66,130
6.88% 8/1/33	65,000	62,708
Beazer Homes USA, Inc. 7.50% 3/15/31	100,000	98,234
Berkeley Group PLC 2.50% 8/11/31	427,000	476,362
Century Communities, Inc. 6.63% 9/15/33	135,000	132,252
Dream Finders Homes, Inc. 6.88% 9/15/30	145,000	138,734
Forestar Group, Inc. 6.50% 3/15/33	165,000	163,118
LGI Homes, Inc.
4.00% 7/15/29	55,000	48,988
7.00% 11/15/32	460,000	426,525
Risewell Homes, Inc. 8.50% 11/1/30	127,000	124,183
Taylor Morrison Communities, Inc. 5.75% 11/15/32	110,000	110,096
		1,847,330
Home Furnishings–0.03%
Whirlpool Corp.
5.75% 3/1/34	25,000	22,288
6.13% 6/15/30	225,000	219,685
6.50% 6/15/33	530,000	502,137
		744,110
Insurance–0.99%
Admiral Group PLC 8.50% 1/6/34	235,000	346,921
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88% 11/1/29	210,000	189,897
Asurion LLC/Asurion Co-Issuer, Inc.
8.00% 12/31/32	355,000	368,294
8.38% 2/1/34	920,000	893,193
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Athene Global Funding
•4.60% (1 day USD SOFR + 0.95%) 4/19/27	2,120,000	$2,120,317
5.58% 1/9/29	2,444,000	2,466,471
Corebridge Financial, Inc. 3.90% 4/5/32	4,670,000	4,379,506
Equitable Financial Life Global Funding 5.00% 3/27/30	4,220,000	4,253,402
Grand River Funding Trust I 6.31% 2/15/36	1,402,000	1,414,388
μQBE Insurance Group Ltd. 2.50% 9/13/38	174,000	215,827
Reinsurance Group of America, Inc. 3.15% 6/15/30	4,590,000	4,289,906
		20,938,122
Internet–0.19%
Amazon.com, Inc. 3.70% 3/16/35	175,000	200,010
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00% 6/15/27	165,000	163,210
7.00% 6/15/27	385,000	379,184
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50% 3/1/29	65,000	60,478
@GrubHub Holdings, Inc. 13.00% 7/31/30	39,005	30,672
Prosus NV 4.19% 1/19/32	500,000	470,381
Snap, Inc.
6.88% 3/1/33	130,000	122,755
6.88% 3/15/34	70,000	65,840
Uber Technologies, Inc.
4.15% 1/15/31	884,000	864,370
4.80% 9/15/35	697,000	676,337
Wayfair LLC
6.75% 11/15/32	205,000	206,556
7.25% 10/31/29	321,000	327,672
7.75% 9/15/30	350,000	364,398
		3,931,863
Investment Companies–0.69%
Abu Dhabi Developmental Holding Co. PJSC
5.25% 10/2/54	200,000	176,768
5.50% 5/8/34	200,000	202,413
ARES Strategic Income Fund
5.45% 9/9/28	1,075,000	1,063,813
5.80% 9/9/30	869,000	845,005
6.35% 8/15/29	2,090,000	2,096,687
Blackstone Private Credit Fund
4.88% 4/14/26	100,000	132,337
LVIP Fidelity Institutional AM® Total Bond Fund–12

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Blackstone Private Credit Fund (continued)
5.60% 11/22/29	1,565,000	$1,522,315
7.30% 11/27/28	2,950,000	3,010,369
HA Sustainable Infrastructure Capital, Inc.
6.00% 3/15/36	189,000	183,377
μ7.13% 11/15/56	97,000	96,537
μ8.00% 6/1/56	209,000	216,269
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 2/1/29	205,000	174,939
5.25% 5/15/27	515,000	504,652
10.00% 11/15/29	85,000	83,738
MDGH GMTN RSC Ltd. 5.08% 5/22/53	200,000	176,030
Sixth Street Lending Partners 6.13% 7/15/30	4,220,000	4,195,276
		14,680,525
Iron & Steel–0.15%
Carpenter Technology Corp. 5.63% 3/1/34	160,000	158,526
Champion Iron Canada, Inc. 7.88% 7/15/32	50,000	51,933
Cleveland-Cliffs, Inc.
7.00% 3/15/32	155,000	149,971
7.38% 5/1/33	80,000	78,262
7.63% 1/15/34	85,000	83,042
Commercial Metals Co.
3.88% 2/15/31	100,000	92,090
4.13% 1/15/30	70,000	66,690
5.75% 11/15/33	144,000	142,486
6.00% 12/15/35	190,000	187,311
CSN Inova Ventures 6.75% 1/28/28	205,000	150,260
Mineral Resources Ltd.
7.00% 4/1/31	75,000	76,644
8.00% 11/1/27	140,000	141,788
8.50% 5/1/30	310,000	318,618
9.25% 10/1/28	100,000	103,612
POSCO 5.88% 1/17/33	200,000	209,669
@Samarco Mineracao SA 9.50% 6/30/31	568,666	559,514
Usiminas International SARL 7.50% 1/27/32	200,000	203,318
Vale Overseas Ltd.
μ6.00% 2/25/56	200,000	196,800
6.40% 6/28/54	150,000	151,905
		3,122,439
Leisure Time–0.08%
Acushnet Co. 5.63% 12/1/33	70,000	69,458
Carnival Corp.
5.75% 8/1/32	110,000	109,964
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time (continued)
Carnival Corp. (continued)
5.88% 6/15/31	215,000	$217,643
6.13% 2/15/33	125,000	126,253
Life Time, Inc. 6.00% 11/15/31	180,000	181,426
MajorDrive Holdings IV LLC 6.38% 6/1/29	185,000	136,838
NCL Corp. Ltd.
6.25% 9/15/33	230,000	223,178
6.75% 2/1/32	125,000	124,052
Viking Cruises Ltd.
5.88% 10/15/33	320,000	315,940
9.13% 7/15/31	100,000	105,494
		1,610,246
Lodging–0.04%
Hilton Domestic Operating Co., Inc.
3.63% 2/15/32	340,000	308,948
5.50% 3/31/34	60,000	58,619
5.75% 9/15/33	110,000	109,503
6.13% 4/1/32	100,000	101,500
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.63% 1/15/32	120,000	118,526
IHG Finance LLC 3.38% 9/10/30	100,000	112,868
		809,964
Machinery Diversified–0.02%
Columbus McKinnon Corp. 7.13% 2/1/33	125,000	124,943
KION Group AG 4.13% 3/24/31	188,000	214,407
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27	200,000	199,477
		538,827
Media–0.90%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	240,000	218,749
4.25% 1/15/34	160,000	136,879
4.50% 5/1/32	230,000	205,452
4.50% 6/1/33	140,000	121,887
7.00% 2/1/33	60,000	60,165
7.38% 2/1/36	50,000	49,792
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	6,270,000	3,661,755
6.38% 10/23/35	4,140,000	4,204,102
6.48% 10/23/45	2,250,000	2,074,421
LVIP Fidelity Institutional AM® Total Bond Fund–13

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CSC Holdings LLC
3.38% 2/15/31	500,000	$293,724
4.13% 12/1/30	80,000	48,007
4.50% 11/15/31	350,000	207,518
4.63% 12/1/30	210,000	74,102
DISH DBS Corp.
5.25% 12/1/26	125,000	123,928
7.75% 7/1/26	60,000	59,711
Dotdash Meredith, Inc. 7.63% 6/15/32	90,000	82,987
EW Scripps Co. 9.88% 8/15/30	125,000	121,347
Nexstar Media, Inc. 6.50% 9/15/33	145,000	146,105
Telecomunicaciones Digitales SA 4.50% 1/30/30	250,000	235,400
Time Warner Cable LLC 7.30% 7/1/38	5,775,000	6,042,817
Univision Communications, Inc.
8.50% 7/31/31	395,000	396,928
9.38% 8/1/32	185,000	190,664
Virgin Media Secured Finance PLC 4.50% 8/15/30	250,000	221,712
		18,978,152
Metal Fabricate & Hardware–0.02%
Advanced Drainage Systems, Inc. 5.38% 3/1/34	125,000	121,640
Vallourec SACA 7.50% 4/15/32	259,000	271,435
		393,075
Mining–0.25%
Alcoa Nederland Holding BV 7.13% 3/15/31	415,000	433,970
Alumina Pty. Ltd. 6.38% 9/15/32	210,000	215,720
Antofagasta PLC 2.38% 10/14/30	200,000	179,300
Aris Mining Corp. 8.00% 10/31/29	250,000	258,875
Capstone Copper Corp. 6.75% 3/31/33	110,000	109,276
Century Aluminum Co. 6.88% 8/1/32	130,000	134,092
Cia de Minas Buenaventura SAA 6.80% 2/4/32	200,000	202,816
Corp. Nacional del Cobre de Chile
3.15% 1/14/30	50,000	46,894
5.53% 1/30/37	200,000	196,314
5.95% 1/8/34	200,000	204,493
6.30% 9/8/53	200,000	200,848
Endeavour Mining PLC 7.00% 5/28/30	200,000	202,548
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
ERO Copper Corp. 6.50% 2/15/30	185,000	$182,787
First Quantum Minerals Ltd.
6.38% 2/15/36	200,000	192,403
7.25% 2/15/34	365,000	371,583
8.00% 3/1/33	180,000	187,624
Fresnillo PLC 4.25% 10/2/50	250,000	189,771
Hudbay Minerals, Inc. 4.50% 4/1/26	100,000	100,000
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45% 5/15/30	150,000	151,673
Ivanhoe Mines Ltd. 7.88% 1/23/30	135,000	136,446
Kaiser Aluminum Corp. 5.88% 3/1/34	140,000	137,462
Navoi Mining & Metallurgical Combinat 6.95% 10/17/31	200,000	208,593
Navoiyuran State Enterprise 6.70% 7/2/30	200,000	200,197
Nexa Resources SA 6.75% 4/9/34	200,000	209,580
Novelis Corp.
6.38% 8/15/33	70,000	68,662
6.88% 1/30/30	240,000	242,081
Volcan Cia Minera SAA 8.50% 10/28/32	270,000	273,753
		5,237,761
Miscellaneous Manufacturing–0.07%
Amsted Industries, Inc. 6.38% 3/15/33	135,000	135,668
Axon Enterprise, Inc.
6.13% 3/15/30	145,000	147,399
6.25% 3/15/33	165,000	168,423
Enpro, Inc. 6.13% 6/1/33	105,000	106,204
Entegris, Inc.
4.75% 4/15/29	335,000	331,158
5.95% 6/15/30	535,000	538,375
		1,427,227
Oil & Gas–1.89%
Adnoc Murban Rsc Ltd. 5.13% 9/11/54	200,000	171,999
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 6.63% 7/15/33	60,000	61,030
Bapco Energies BSC Closed
7.50% 10/25/27	150,000	147,964
8.38% 11/7/28	50,000	49,473
Breakwater Energy Holdings SARL 9.25% 11/15/30	165,000	173,280
California Resources Corp.
7.00% 1/15/34	135,000	136,102
LVIP Fidelity Institutional AM® Total Bond Fund–14

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
California Resources Corp. (continued)
8.25% 6/15/29	174,000	$182,044
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.75% 7/15/28	250,000	258,122
9.75% 2/15/31	110,000	116,859
‡Canacol Energy Ltd. 5.75% 11/24/28	872,000	306,290
Canadian Natural Resources Ltd. 2.95% 7/15/30	4,730,000	4,449,259
Cenovus Energy, Inc.
4.65% 3/20/31	366,000	363,468
5.40% 3/20/36	282,000	280,545
CITGO Petroleum Corp. 8.38% 1/15/29	50,000	51,634
CNX Resources Corp.
5.88% 3/1/34	130,000	126,604
7.25% 3/1/32	210,000	216,396
Comstock Resources, Inc.
5.88% 1/15/30	210,000	203,190
6.75% 3/1/29	165,000	162,860
Cosan Overseas Ltd. 8.25% 5/5/26	200,000	189,100
CVR Energy, Inc.
7.50% 2/15/31	125,000	125,933
7.88% 2/15/34	60,000	60,210
DBR Land Holdings LLC 6.25% 12/1/30	120,000	121,499
Ecopetrol SA
8.38% 1/19/36	50,000	50,694
8.88% 1/13/33	350,000	368,385
Empresa Nacional del Petroleo 5.95% 7/30/34	200,000	201,872
Energean Israel Finance Ltd.
5.38% 3/30/28	85,000	81,605
5.88% 3/30/31	90,000	83,601
Geopark Ltd. 8.75% 1/31/30	250,000	245,962
Gran Tierra Energy, Inc. 9.75% 4/15/31	218,000	192,112
Hess Corp. 7.13% 3/15/33	1,910,000	2,175,954
KazMunayGas National Co. JSC
5.38% 4/24/30	100,000	101,003
5.75% 4/19/47	50,000	46,436
Kosmos Energy Ltd.
7.50% 3/1/28	135,000	129,857
7.75% 5/1/27	125,000	124,725
8.75% 10/1/31	600,000	523,320
Leviathan Bond Ltd. 6.50% 6/30/27	140,000	139,739
MC Brazil Downstream Trading SARL 7.25% 6/30/31	172,170	155,177
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29	250,000	$256,824
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31	186,000	185,885
Occidental Petroleum Corp.
5.38% 1/1/32	1,285,000	1,304,253
5.55% 10/1/34	895,000	910,180
ORLEN SA 6.00% 1/30/35	200,000	203,393
PBF Holding Co. LLC/PBF Finance Corp.
6.00% 2/15/28	30,000	29,864
7.88% 9/15/30	315,000	323,477
9.88% 3/15/30	120,000	128,635
Pertamina Persero PT 4.18% 1/21/50	50,000	36,396
‡Petroleos de Venezuela SA
5.38% 4/12/27	450,000	149,535
9.75% 5/17/35	300,000	124,590
Petroleos Mexicanos
5.95% 1/28/31	9,320,000	8,910,601
6.63% 6/15/35	500,000	465,970
6.70% 2/16/32	165,000	161,482
6.75% 9/21/47	1,139,000	908,825
7.69% 1/23/50	9,810,000	8,495,339
10.00% 2/7/33	200,000	227,850
Petronas Capital Ltd.
3.40% 4/28/61	100,000	65,723
3.50% 4/21/30	100,000	96,341
PRIO Luxembourg Holding SARL 6.75% 10/15/30	200,000	194,550
QatarEnergy
2.25% 7/12/31	200,000	176,162
3.30% 7/12/51	350,000	225,545
Saudi Arabian Oil Co.
2.25% 11/24/30	300,000	264,578
3.25% 11/24/50	150,000	92,975
3.50% 4/16/29	300,000	287,479
4.25% 4/16/39	300,000	257,593
5.88% 7/17/64	200,000	182,000
6.38% 6/2/55	40,000	39,738
6.38% 6/2/55	200,000	198,679
Sunoco LP
4.63% 5/1/30	280,000	269,463
5.38% 7/15/31	185,000	183,514
5.63% 3/15/31	70,000	69,679
5.63% 7/15/34	125,000	123,088
5.88% 3/15/34	70,000	69,227
6.25% 7/1/33	200,000	200,871
6.63% 8/15/32	100,000	101,567
μ7.88% 9/18/30	215,000	219,521
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	150,000	146,268
5.88% 3/15/28	160,000	159,934
LVIP Fidelity Institutional AM® Total Bond Fund–15

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Tecpetrol SA
7.63% 11/3/30	60,000	$60,738
7.63% 1/22/33	50,000	50,657
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30	100,000	92,365
Transocean Aquila Ltd. 8.00% 9/30/28	86,154	88,175
Transocean International Ltd.
7.88% 10/15/32	40,000	42,740
8.25% 5/15/29	115,000	118,824
Tullow Oil PLC 10.25% 5/15/26	459,000	430,886
YPF SA 8.25% 1/17/34	50,000	50,932
		39,957,214
Oil & Gas Services–0.07%
Archrock Services LP/Archrock Partners Finance Corp. 6.00% 2/1/34	245,000	242,566
Guara Norte SARL 5.20% 6/15/34	110,497	107,110
Kodiak Gas Services LLC
6.50% 10/1/33	160,000	161,728
6.75% 10/1/35	110,000	111,750
Star Holding LLC 8.75% 8/1/31	100,000	101,454
TGS ASA 8.50% 1/15/30	125,000	130,577
USA Compression Partners LP/USA Compression Finance Corp. 6.25% 10/1/33	130,000	129,591
Viridien 10.00% 10/15/30	110,000	117,066
WBI Operating LLC
6.25% 10/15/30	15,000	15,089
6.50% 10/15/33	110,000	109,160
Yinson Boronia Production BV 8.95% 7/31/42	228,293	247,136
		1,473,227
Packaging & Containers–0.04%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00% 9/1/29	185,000	169,405
6.25% 1/30/31	150,000	148,712
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30	120,000	111,969
Crown Americas LLC 5.88% 6/1/33	160,000	159,926
Graphic Packaging International LLC
3.75% 2/1/30	100,000	91,776
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Graphic Packaging International LLC (continued)
6.38% 7/15/32	70,000	$69,670
		751,458
Pharmaceuticals–0.63%
1261229 BC Ltd. 10.00% 4/15/32	720,000	737,168
Accendra Health, Inc. 6.63% 4/1/30	337,000	160,260
AdaptHealth LLC 5.13% 3/1/30	39,000	37,367
Bausch Health Cos., Inc. 11.00% 9/30/28	23,000	23,461
Bayer U.S. Finance II LLC 4.38% 12/15/28	4,270,000	4,227,167
Bayer U.S. Finance LLC 6.50% 11/21/33	700,000	744,440
CVS Health Corp.
3.25% 8/15/29	5,640,000	5,404,570
μ6.75% 12/10/54	191,000	193,396
μ7.00% 3/10/55	290,000	298,871
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13% 4/30/28	270,000	261,995
5.13% 4/30/31	310,000	252,647
6.75% 5/15/34	5,000	4,454
7.88% 5/15/34	180,000	148,194
Teva Pharmaceutical Finance Netherlands III BV
3.15% 10/1/26	89,000	88,115
6.00% 12/1/32	290,000	297,639
7.88% 9/15/29	200,000	214,168
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/30	265,000	268,363
		13,362,275
Pipelines–1.49%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75% 10/15/33	70,000	69,223
5.75% 7/1/34	240,000	236,504
Cheniere Energy, Inc.
5.20% 7/30/36	309,000	305,843
6.00% 7/30/56	87,000	86,692
CNX Midstream Partners LP 4.75% 4/15/30	165,000	156,872
CQP Holdco LP/BIP-V Chinook Holdco LLC 7.50% 12/15/33	210,000	220,387
LVIP Fidelity Institutional AM® Total Bond Fund–16

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13% 6/1/28	285,000	$284,759
7.38% 6/30/33	65,000	65,537
8.63% 3/15/29	150,000	155,215
EIG Pearl Holdings SARL 3.55% 8/31/36	242,479	216,571
Energy Transfer LP
6.10% 12/1/28	4,235,000	4,401,668
μ6.50% 2/15/56	59,000	58,291
μ6.63% 2/15/28	195,000	194,344
μ6.75% 2/15/56	14,000	13,924
μ7.13% 5/15/30	80,000	81,426
7.38% 2/1/31	80,000	82,977
Galaxy Pipeline Assets Bidco Ltd.
2.16% 3/31/34	65,989	58,541
2.63% 3/31/36	300,000	255,214
Genesis Energy LP/Genesis Energy Finance Corp.
6.75% 3/15/34	60,000	59,717
8.00% 5/15/33	220,000	227,324
Global Partners LP/GLP Finance Corp.
6.88% 1/15/29	115,000	115,086
7.13% 7/1/33	50,000	50,408
Golar LNG Ltd.
7.50% 10/2/30	125,000	126,447
7.75% 9/19/29	200,000	202,826
Greensaif Pipelines Bidco SARL
6.13% 2/23/38	200,000	202,301
6.51% 2/23/42	200,000	206,578
Harvest Midstream I LP
7.50% 9/1/28	160,000	161,552
7.50% 5/15/32	50,000	50,964
Hess Midstream Operations LP
4.25% 2/15/30	65,000	62,461
5.13% 6/15/28	245,000	244,280
5.88% 3/1/28	120,000	120,770
Howard Midstream Energy Partners LLC
6.63% 1/15/34	70,000	70,266
7.38% 7/15/32	70,000	72,383
Kinetik Holdings LP
5.88% 6/15/30	125,000	125,460
6.63% 12/15/28	210,000	213,554
ONEOK, Inc.
5.05% 11/1/34	1,353,000	1,316,057
6.50% 9/1/30	2,990,000	3,164,975
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
•Plains All American Pipeline LP 8.02% (3 mo. USD Term SOFR + 4.37%) 4/30/26	950,000	$947,786
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29	2,230,000	2,157,952
Prairie Acquiror LP 9.00% 8/1/29	105,000	108,464
Rockies Express Pipeline LLC
4.95% 7/15/29	165,000	160,886
6.75% 3/15/33	205,000	211,025
μSouth Bow Canadian Infrastructure Holdings Ltd. 7.50% 3/1/55	110,000	114,530
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	250,000	247,885
6.00% 12/31/30	695,000	691,460
6.75% 3/15/34	70,000	70,351
Targa Resources Corp.
4.35% 1/15/29	466,000	464,048
4.35% 4/15/31	535,000	523,743
4.90% 9/15/30	658,000	663,559
5.65% 2/15/36	1,584,000	1,607,275
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	4,355,000	4,352,453
TMS Issuer SARL 5.78% 8/23/32	100,000	101,389
Venture Global Plaquemines LNG LLC
6.13% 12/15/30	135,000	138,838
6.50% 1/15/34	220,000	229,338
6.50% 6/15/34	75,000	78,071
6.75% 1/15/36	485,000	513,689
Williams Cos., Inc. 2.60% 3/15/31	4,820,000	4,363,225
		31,483,364
Real Estate–0.22%
Akelius Residential Property AB 3.95% 3/25/31	100,000	112,845
μAldar Properties PJSC 5.88% 4/14/56	200,000	183,184
Alpha Star Holding IX Ltd. 7.00% 8/26/28	200,000	190,562
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00% 4/15/30	55,000	55,077
LVIP Fidelity Institutional AM® Total Bond Fund–17

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate (continued)
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75% 1/15/29	60,000	$57,824
9.75% 4/15/30	50,000	53,078
Aroundtown SA 3.63% 4/10/31	110,000	129,220
AXA Logistics Europe Master SCA 3.38% 5/13/31	100,000	112,662
Blackstone Property Partners Europe Holdings SARL 1.63% 4/20/30	300,000	314,978
CBRE Europe Logistics Partners SCA SICAV-SIF 3.50% 9/22/32	100,000	110,540
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/34	125,000	147,305
Citycon Treasury BV 5.38% 7/8/31	100,000	106,490
Corp. Inmobiliaria Vesta SAB de CV 5.50% 1/30/33	200,000	193,500
CPI Property Group SA 6.00% 1/27/32	205,000	225,270
Dar Al-Arkan Sukuk Co. Ltd. 7.25% 7/2/30	200,000	194,479
‡Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 11.00% 9/12/31	464,600	198,616
μGrand City Properties SA 1.50% 4/15/26	100,000	113,252
GTC Finance DAC 6.50% 10/15/30	200,000	206,030
μHeimstaden Bostad AB 3.63% 10/13/26	105,000	119,717
Howard Hughes Corp.
4.13% 2/1/29	40,000	37,836
4.38% 2/1/31	100,000	91,805
InRetail Shopping Malls 5.65% 10/16/32	80,000	77,680
Kennedy-Wilson, Inc. 4.75% 2/1/30	145,000	144,064
Logicor Financing SARL 1.63% 1/17/30	305,000	320,509
P3 Group SARL
3.75% 4/2/33	100,000	110,513
4.00% 4/19/32	175,000	198,028
Prologis International Funding II SA 4.38% 7/1/36	275,000	315,139
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/27	215,000	234,439
Shurgard Luxembourg SARL 4.00% 5/27/35	100,000	110,194
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate (continued)
Sirius Real Estate Ltd. 4.00% 1/22/32	100,000	$113,105
		4,577,941
Real Estate Investment Trusts–1.37%
Agree LP 2.90% 10/1/30	2,340,000	2,161,378
American Homes 4 Rent LP 4.95% 6/15/30	1,538,000	1,543,625
American Tower Corp. 3.63% 5/30/32	150,000	170,396
COPT Defense Properties LP
2.75% 4/15/31	4,950,000	4,481,872
4.50% 10/15/30	178,000	175,700
CTR Partnership LP/CareTrust Capital Corp. 3.88% 6/30/28	105,000	102,023
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.38% 9/30/30	135,000	130,002
Great Portland Estates PLC 5.38% 9/25/31	340,000	442,466
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75% 6/15/29	100,000	96,927
7.00% 7/15/31	115,000	118,878
Millrose Properties, Inc.
6.25% 9/15/32	70,000	68,713
6.38% 8/1/30	100,000	99,969
MPT Operating Partnership LP/MPT Finance Corp.
0.99% 10/15/26	100,000	110,628
3.50% 3/15/31	250,000	163,353
4.63% 8/1/29	150,000	116,629
5.00% 10/15/27	525,000	488,688
Omega Healthcare Investors, Inc.
3.25% 4/15/33	250,000	220,050
3.63% 10/1/29	2,000,000	1,920,913
Phillips Edison Grocery Center Operating Partnership I LP
2.63% 11/15/31	2,470,000	2,187,401
4.75% 3/15/33	498,000	485,941
Prologis Euro Finance LLC 3.25% 9/22/32	100,000	110,920
Realty Income Corp. 3.38% 6/20/31	100,000	112,388
RHP Hotel Properties LP/RHP Finance Corp.
5.75% 3/15/34	110,000	108,554
6.50% 6/15/33	130,000	132,376
LVIP Fidelity Institutional AM® Total Bond Fund–18

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Rithm Capital Corp.
8.00% 4/1/29	100,000	$98,243
8.00% 7/15/30	100,000	96,518
Sabra Health Care LP 3.20% 12/1/31	2,860,000	2,582,423
Starwood Property Trust, Inc.
5.25% 10/15/28	70,000	69,202
5.75% 1/15/31	110,000	108,625
6.50% 7/1/30	200,000	204,254
6.50% 10/15/30	65,000	65,924
7.25% 4/1/29	120,000	123,555
Stoneweg Ereit Lux Finco SARL 4.13% 2/22/33	200,000	221,153
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00% 1/15/30	240,000	225,738
Ventas Realty LP 3.00% 1/15/30	4,570,000	4,304,428
VICI Properties LP
4.95% 2/15/30	2,800,000	2,795,522
5.63% 4/1/35	1,170,000	1,164,540
VICI Properties LP/VICI Note Co., Inc.
4.63% 12/1/29	1,030,000	1,012,629
5.75% 2/1/27	265,000	266,525
		29,089,069
Retail–0.37%
1011778 BC ULC/New Red Finance, Inc.
4.00% 10/15/30	100,000	93,993
4.38% 1/15/28	190,000	187,338
5.63% 9/15/29	250,000	250,544
Advance Auto Parts, Inc. 7.38% 8/1/33	130,000	131,664
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50% 7/1/32	175,000	158,693
Carvana Co. 9.00% 6/1/31	524,300	566,928
EG Global Finance PLC 12.00% 11/30/28	480,000	513,577
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30	430,000	401,643
‡Future Retail Ltd. 5.60% 1/22/25	905,000	9
LBM Acquisition LLC 6.25% 1/15/29	140,000	102,307
Lowe's Cos., Inc. 3.75% 4/1/32	4,590,000	4,343,275
Marks & Spencer PLC 5.13% 8/18/32	100,000	128,918
McDonald's Corp. 3.50% 5/21/32	150,000	171,040
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Michaels Cos., Inc.
8.50% 3/15/33	185,000	$180,096
11.00% 3/15/34	185,000	172,272
Staples, Inc.
10.75% 9/1/29	355,000	328,311
12.75% 1/15/30	215,000	145,308
		7,875,916
Semiconductors–0.56%
Amkor Technology, Inc. 5.88% 10/1/33	70,000	69,713
Broadcom, Inc.
3.19% 11/15/36	1,965,000	1,642,070
3.42% 4/15/33	4,810,000	4,398,377
5.05% 7/12/29	3,330,000	3,398,848
Infineon Technologies AG 3.50% 2/16/34	100,000	112,112
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.85% 8/19/32	548,000	540,558
5.25% 8/19/35	1,581,000	1,576,210
ON Semiconductor Corp. 3.88% 9/1/28	100,000	96,483
@Wolfspeed, Inc. 7.00% 6/15/31	66,092	52,378
		11,886,749
Software–0.43%
Cloud Software Group, Inc. 9.00% 9/30/29	315,000	303,872
CoreWeave, Inc.
9.00% 2/1/31	600,000	570,911
9.25% 6/1/30	235,000	228,340
MSCI, Inc.
5.15% 3/15/36	373,000	361,281
5.25% 9/1/35	1,428,000	1,398,806
OAK-Eagle Acquireco, Inc.
7.25% 7/1/33	230,000	238,302
8.75% 7/1/34	225,000	235,551
Oracle Corp.
3.60% 4/1/40	819,000	593,757
4.45% 9/26/30	669,000	644,703
4.55% 2/4/29	60,000	59,242
•4.77% (1 day USD SOFR Index + 1.11%) 2/4/29	60,000	59,452
4.80% 9/26/32	1,115,000	1,061,868
4.95% 2/4/31	126,000	123,283
5.20% 9/26/35	1,015,000	952,065
5.35% 5/4/33	125,000	121,685
5.70% 2/4/36	61,000	58,651
5.88% 9/26/45	626,000	540,076
5.95% 9/26/55	785,000	660,397
6.10% 9/26/65	808,000	669,979
6.55% 2/4/46	86,000	80,234
6.70% 2/4/56	61,000	56,614
6.85% 2/4/66	12,000	11,032
LVIP Fidelity Institutional AM® Total Bond Fund–19

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Rackspace Finance LLC 3.50% 5/15/28	250,000	$123,750
		9,153,851
Telecommunications–1.30%
Altice Financing SA
5.75% 8/15/29	475,000	332,531
9.63% 7/15/27	110,000	81,605
Altice France Lux 3/Altice Holdings 1 10.00% 1/15/33	66,000	59,983
Altice France SA
6.50% 4/15/32	1,147,272	1,087,022
6.88% 7/15/32	34,298	32,498
^Altice Holdings 1 SARL 0.00% 12/31/99	275	39
APLD ComputeCo 2 LLC 6.75% 3/15/31	200,000	198,544
APLD ComputeCo LLC 9.25% 12/15/30	550,000	566,677
AT&T, Inc.
2.25% 2/1/32	3,760,000	3,284,829
6.30% 1/15/38	1,485,000	1,577,597
Axian Telecom Holding & Management PLC 7.25% 7/11/30	335,000	330,968
Black Pearl Compute LLC 6.13% 2/15/31	139,000	141,474
BT Finance PLC 3.38% 11/17/32	125,000	140,273
C&W Senior Finance Ltd. 9.00% 1/15/33	480,000	484,877
Cipher Compute LLC 7.13% 11/15/30	145,000	150,224
Colombia Telecomunicaciones SA ESP 4.95% 7/17/30	220,000	199,368
Connect Holding II LLC 10.50% 4/3/31	60,000	59,635
CT Trust 5.13% 2/3/32	200,000	186,478
@EchoStar Corp. 6.75% 11/30/30	603,198	609,084
Flash Compute LLC 7.25% 12/31/30	245,000	246,664
Iliad Holding SAS
7.00% 4/15/32	125,000	125,150
8.50% 4/15/31	145,000	151,715
Koninklijke KPN NV 3.88% 2/16/36	200,000	227,363
Level 3 Financing, Inc.
3.63% 1/15/29	120,000	112,500
3.75% 7/15/29	260,000	241,150
6.88% 6/30/33	315,000	320,771
7.00% 3/31/34	190,000	194,481
8.50% 1/15/36	300,000	313,024
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31	200,000	$210,500
Liquid Telecommunications Financing PLC 5.50% 9/4/26	503,000	484,182
Millicom International Cellular SA
4.50% 4/27/31	305,000	277,992
7.38% 4/2/32	100,000	101,244
μNetwork i2i Ltd. 3.98% 4/30/26	150,000	149,700
NTT Finance Corp.
3.68% 7/16/33	100,000	114,269
4.57% 7/16/27	247,000	247,562
4.62% 7/16/28	250,000	250,950
4.88% 7/16/30	638,000	642,033
Orange SA 5.00% 1/13/36	200,000	196,446
μRogers Communications, Inc.
7.00% 4/15/55	100,000	100,394
7.13% 4/15/55	65,000	66,514
Sable International Finance Ltd. 7.13% 10/15/32	385,000	380,293
Silk Road Group Holding LLC 7.50% 9/15/30	200,000	198,909
Telecom Argentina SA 9.50% 7/18/31	25,000	26,313
Telecommunications Co. Telekom Srbija AD Belgrade 7.00% 10/28/29	250,000	245,815
μTELUS Corp.
6.63% 10/15/55	98,000	98,036
7.00% 10/15/55	66,000	67,376
T-Mobile USA, Inc.
3.00% 2/15/41	580,000	424,053
3.88% 4/15/30	4,430,000	4,314,248
5.13% 5/15/32	915,000	928,140
5.75% 1/15/34	1,190,000	1,240,940
Turk Telekomunikasyon AS 6.95% 10/7/32	55,000	53,559
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.50% 2/15/29	405,000	393,352
8.63% 6/15/32	135,000	137,496
8.63% 6/15/32	195,000	198,605
Uniti Services LLC 7.50% 10/15/33	100,000	103,965
Verizon Communications, Inc.
2.55% 3/21/31	2,055,000	1,865,669
5.25% 4/2/35	1,830,000	1,832,257
Vmed O2 U.K. Financing I PLC
4.25% 1/31/31	185,000	158,885
6.75% 1/15/33	85,000	75,943
LVIP Fidelity Institutional AM® Total Bond Fund–20

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25% 10/1/31	190,000	$198,580
WULF Compute LLC 7.75% 10/15/30	305,000	322,287
		27,563,031
Transportation–0.07%
Beacon Mobility Corp. 7.25% 8/1/30	65,000	67,143
Danaos Corp. 6.88% 10/15/32	115,000	116,852
Genesee & Wyoming, Inc. 6.25% 4/15/32	250,000	252,988
MISC Capital Two Labuan Ltd. 3.75% 4/6/27	200,000	198,230
Mobico Group PLC
4.88% 9/26/31	165,000	147,637
μ7.85% 2/26/31	100,000	87,416
Rand Parent LLC 8.50% 2/15/30	235,000	241,233
Stonepeak Nile Parent LLC 7.25% 3/15/32	125,000	130,012
Transnet 8.25% 2/6/28	50,000	51,747
XPO, Inc.
7.13% 6/1/31	100,000	103,008
7.13% 2/1/32	150,000	154,712
		1,550,978
Trucking & Leasing–0.01%
FTAI Aviation Investors LLC
7.00% 6/15/32	100,000	102,512
7.88% 12/1/30	110,000	114,861
		217,373
Water–0.11%
Anglian Water Osprey Financing PLC 6.38% 8/18/33	100,000	128,034
Anglian Water Services Financing PLC 5.88% 6/20/31	310,000	412,198
Northumbrian Water Finance PLC
4.50% 2/14/31	185,000	232,977
5.63% 4/29/33	100,000	129,451
Severn Trent Utilities Finance PLC 3.88% 8/4/35	175,000	197,335
South West Water Finance PLC
5.25% 9/15/31	125,000	162,131
5.75% 12/11/32	160,000	211,428
SW Finance I PLC
6.88% 8/7/32	100,000	134,601
7.38% 12/12/41	100,000	130,595
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Water (continued)
Veolia Environnement SA 3.32% 6/17/32	300,000	$337,527
Wessex Water Services Finance PLC 6.13% 9/19/34	170,000	223,014
Yorkshire Water Finance PLC 6.00% 7/22/33	100,000	130,948
		2,430,239
Total Corporate Bonds (Cost $557,585,756)		562,183,057
LOAN AGREEMENTS–5.56%
•1011778 BC Unlimited Liability Co. 5.42% (1 mo. USD Term SOFR + 1.75%) 9/20/30	595,626	593,916
•19th Holdings Golf LLC 7.02% (1 mo. USD Term SOFR + 3.25%) 2/7/29	519,794	518,494
•ABG Intermediate Holdings 2 LLC 5.92% (1 mo. USD Term SOFR + 2.25%) 12/21/28	519,975	518,529
•Acosta, Inc. 9.22% (6 mo. USD Term SOFR + 5.50%) 8/21/31	64,585	62,850
•Acrisure LLC
6.67% (1 mo. USD Term SOFR + 3.00%) 11/6/30	1,842,305	1,781,969
6.92% (1 mo. USD Term SOFR + 3.25%) 6/21/32	44,937	43,477
•Ahead DB Holdings LLC 6.20% (3 mo. USD Term SOFR + 2.50%) 2/3/31	169,148	166,479
•AI Aqua Merger Sub, Inc. 6.41% (3 mo. USD Term SOFR + 2.75%) 7/31/28	660,000	658,040
•Air Canada 5.42% (3 mo. USD Term SOFR + 1.75%) 3/21/31	74,810	74,093
Air Comm Corp. LLC
✠0.00% 12/11/31	23,077	23,106
•6.42% (3 mo. USD Term SOFR + 2.75%) 12/11/31	472,201	472,791
•Alera Group, Inc. 6.42% (1 mo. USD Term SOFR + 2.75%) 5/30/32	293,527	284,287
•AlixPartners LLP 5.67% (1 mo. USD Term SOFR + 2.00%) 8/12/32	169,575	167,808
•Alkermes, Inc. 6.42% (1 mo. USD Term SOFR + 2.75%) 8/12/31	75,000	75,516
•Alliant Holdings Intermediate LLC 6.17% (1 mo. USD Term SOFR + 2.50%) 9/19/31	124,437	123,362
LVIP Fidelity Institutional AM® Total Bond Fund–21

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Allied Universal Holdco LLC 6.92% (1 mo. USD Term SOFR + 3.25%) 8/20/32	815,900	$815,451
•Allison Transmission, Inc. 5.42% (1 mo. USD Term SOFR + 1.75%) 1/2/33	70,000	70,175
•Altice Financing SA 8.67% (3 mo. USD Term SOFR + 5.00%) 10/31/27	9,949	7,194
•Altice France SA 10.55% (3 mo. USD Term SOFR + 6.88%) 5/31/31	1,519,329	1,520,286
•Amentum Government Services Holdings LLC 5.67% (1 mo. USD Term SOFR + 2.00%) 9/29/31	622,666	622,149
•American Airlines, Inc.
5.92% (3 mo. USD Term SOFR + 2.25%) 4/20/28	496,250	490,900
6.42% (3 mo. USD Term SOFR + 2.75%) 5/28/32	99,250	98,208
•American Axle & Manufacturing, Inc. 6.91% (3 mo. USD Term SOFR + 3.25%) 2/3/33	113,850	113,210
•American Trailer World Corp. 7.52% (1 mo. USD Term SOFR + 3.75%) 3/3/28	500,000	421,945
•Amneal Pharmaceuticals LLC 6.67% (1 mo. USD Term SOFR + 3.00%) 8/1/32	164,175	164,585
•AmWINS Group, Inc. 5.67% (1 mo. USD Term SOFR + 2.00%) 1/30/32	230,657	228,885
•Anticimex International AB 6.56% (3 mo. USD Term SOFR + 2.90%) 11/17/31	194,025	194,066
•AP Core Holdings II LLC 9.43% (3 mo. USD Term SOFR + 5.50%) 9/1/27	775,000	753,323
•Applied Systems, Inc. 5.95% (3 mo. USD Term SOFR + 2.25%) 2/24/31	466,739	457,143
•Arcis Golf LLC 6.42% (1 mo. USD Term SOFR + 2.75%) 11/24/28	113,297	113,203
•Artera Services LLC 8.17% (1 mo. USD Term SOFR + 4.50%) 2/15/31	629,569	535,134
•Arthur U.S. Finco, Inc. 8.95% (3 mo. USD Term SOFR + 5.25%) 12/14/29	493,703	438,369
•Aruba Investments Holdings LLC
7.77% (3 mo. USD Term SOFR + 4.00%) 11/24/27	629,466	600,353
11.52% (3 mo. USD Term SOFR + 7.75%) 11/24/28	70,000	62,738
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Ascend Learning LLC 6.67% (1 mo. USD Term SOFR + 3.00%) 12/11/28	767,500	$748,312
•Asplundh Tree Expert LLC 5.42% (1 mo. USD Term SOFR + 1.75%) 5/23/31	247,479	247,912
•Astro Acquisition LLC 6.95% (3 mo. USD Term SOFR + 3.25%) 8/30/32	99,750	99,999
•Asurion LLC
7.42% (1 mo. USD Term SOFR + 3.75%) 2/23/33	429,426	414,667
7.92% (1 mo. USD Term SOFR + 4.25%) 9/19/30	1,732,412	1,712,611
9.03% (1 mo. USD Term SOFR + 5.25%) 1/20/29	461,215	457,756
•AthenaHealth Group, Inc. 6.42% (1 mo. USD Term SOFR + 2.75%) 2/15/29	767,500	752,150
•Aurora Lux Finco SARL 8.95% (3 mo. USD Term SOFR + 5.25%) 10/1/32	194,512	177,736
•Aveanna Healthcare LLC 7.42% (1 mo. USD Term SOFR + 3.75%) 9/17/32	64,675	64,554
•Avis Budget Car Rental LLC 6.17% (1 mo. USD Term SOFR + 2.50%) 7/16/32	109,175	107,264
•Azorra Soar TLB Finance Ltd. 6.17% (3 mo. USD Term SOFR + 2.50%) 10/18/29	168,718	168,647
•AZZ, Inc. 5.42% (1 mo. USD Term SOFR + 1.75%) 5/13/29	46,220	46,268
•Bakelite U.S. Holdco, Inc. 7.45% (3 mo. USD Term SOFR + 3.75%) 12/23/31	496,241	478,182
•Bausch & Lomb Corp. 7.42% (1 mo. USD Term SOFR + 3.75%) 1/15/31	273,725	274,067
•Bausch Health Cos., Inc. 9.92% (1 mo. USD Term SOFR + 6.25%) 10/8/30	1,579,023	1,521,562
•BCPE Empire Holdings, Inc.
6.92% (1 mo. USD Term SOFR + 3.25%) 12/11/30	519,987	511,538
7.17% (3 mo. USD Term SOFR + 3.50%) 12/29/32	770,000	757,010
•Beach Acquisition Bidco LLC 6.95% (3 mo. USD Term SOFR + 3.25%) 9/12/32	154,612	154,806
•Berlin Packaging LLC 6.91% (3 mo. USD Term SOFR + 3.25%) 6/7/31	338,300	325,238
∞Betclic Everest Group SAS 0.00% 12/10/31	75,000	74,672
LVIP Fidelity Institutional AM® Total Bond Fund–22

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•BIFM U.S. Finance LLC 6.92% (1 mo. USD Term SOFR + 3.25%) 5/31/28	153,832	$153,687
∞BioMarin Pharmaceutical, Inc. 0.00% 1/28/33	135,000	134,579
•Boots Group Bidco Ltd. 6.92% (3 mo. USD Term SOFR + 3.25%) 8/30/32	109,725	109,999
•Brand Industrial Services, Inc. 8.16% (3 mo. USD Term SOFR + 4.50%) 8/1/30	1,064,330	910,886
•BroadStreet Partners, Inc. 6.17% (1 mo. USD Term SOFR + 2.50%) 6/13/31	385,643	375,666
•C&S Wholesale Grocers, Inc. 8.70% (3 mo. USD Term SOFR + 5.00%) 9/20/30	348,362	339,942
•CACI International, Inc. 5.42% (1 mo. USD Term SOFR + 1.75%) 3/9/33	55,000	54,931
•Caesars Entertainment, Inc. 5.92% (1 mo. USD Term SOFR + 2.25%) 2/6/30	1,234,756	1,197,713
•Calpine Construction Finance Co. LP 5.42% (1 mo. USD Term SOFR + 1.75%) 7/31/30	170,000	169,973
=•Canacol Energy Ltd. 13.00% (1 mo. USD Term SOFR + 0.13%) 6/30/26	94,850	94,850
•Cardenas Markets, Inc. 10.55% (3 mo. USD Term SOFR + 6.75%) 8/1/29	519,872	396,782
•Cast & Crew Payroll LLC 7.42% (3 mo. USD Term SOFR + 3.75%) 12/29/28	494,831	189,149
•CD&R Hydra Buyer, Inc. 7.77% (1 mo. USD Term SOFR + 4.00%) 3/25/31	494,949	494,435
•Celsius Holdings, Inc. 6.20% (3 mo. USD Term SOFR + 2.50%) 4/1/32	193,472	193,654
•Central Parent, Inc. 6.95% (3 mo. USD Term SOFR + 3.25%) 7/6/29	148,867	105,709
•CFC Bidco Ltd. 7.16% (3 mo. USD Term SOFR + 3.50%) 7/1/32	125,000	119,063
•Chamberlain Group, Inc. 6.42% (1 mo. USD Term SOFR + 2.75%) 9/8/32	183,987	182,080
•Charlotte Buyer, Inc. 7.92% (1 mo. USD Term SOFR + 4.25%) 2/11/28	266,146	263,418
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Charter Communications Operating LLC 5.66% (3 mo. USD Term SOFR + 2.00%) 12/7/30	323,476	$323,020
•Charter NEX U.S., Inc. 6.17% (1 mo. USD Term SOFR + 2.50%) 11/29/30	494,778	491,275
•Chemours Co. 7.17% (1 mo. USD Term SOFR + 3.50%) 10/15/32	349,125	346,070
•CHG Healthcare Services, Inc. 6.42% (3 mo. USD Term SOFR + 2.75%) 9/29/28	247,502	247,578
•Chobani LLC 5.92% (1 mo. USD Term SOFR + 2.25%) 10/28/32	234,412	234,314
•Ciena Corp. 5.43% (1 mo. USD Term SOFR + 1.75%) 10/24/30	248,116	248,012
•Citadel Securities LP 5.70% (3 mo. USD Term SOFR + 2.00%) 10/31/31	742,481	742,897
•City Football Group Ltd. 7.17% (1 mo. USD Term SOFR + 3.50%) 7/22/30	544,899	542,855
•Clarios Global LP 6.17% (1 mo. USD Term SOFR + 2.50%) 5/6/30	742,481	739,467
•Cloud Software Group, Inc. 6.95% (3 mo. USD Term SOFR + 3.25%) 3/21/31	992,506	906,158
•Clydesdale Acquisition Holdings, Inc. 6.84% (1 mo. USD Term SOFR + 3.18%) 4/13/29	1,525,000	1,451,342
•CMG Media Corp. 7.30% (3 mo. USD Term SOFR + 3.50%) 6/18/29	721,155	673,559
•CNT Holdings I Corp. 6.17% (3 mo. USD Term SOFR + 2.50%) 11/8/32	495,000	494,431
•Columbus McKinnon Corp. 7.20% (3 mo. USD Term SOFR + 3.50%) 2/3/33	216,341	215,259
•CompoSecure Holdings LLC 5.93% (1 mo. USD Term SOFR + 2.25%) 1/14/33	240,000	238,951
•Congruex Group LLC 5.35% (3 mo. USD Term SOFR + 1.50%) 5/3/29	66,910	44,985
Connect Holding II LLC
∞0.00% 10/3/31	35,000	27,571
•7.93% (1 mo. USD Term SOFR + 4.25%) 4/3/31	365,000	339,359
•Consolidated Energy Finance SA
8.20% (6 mo. USD Term SOFR + 4.50%) 11/15/30	348,961	333,446
LVIP Fidelity Institutional AM® Total Bond Fund–23

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Consolidated Energy Finance SA (continued)
8.42% (3 mo. USD Term SOFR + 4.75%) 11/27/30	180,000	$171,338
•Constant Contact, Inc. 7.93% (3 mo. USD Term SOFR + 4.00%) 2/10/28	728,094	675,569
•Construction Partners, Inc. 6.17% (1 mo. USD Term SOFR + 2.50%) 11/3/31	247,494	247,108
•CoorsTek, Inc. 6.67% (3 mo. USD Term SOFR + 3.00%) 10/28/32	114,712	115,143
•Cornerstone Building Brands, Inc.
7.02% (3 mo. USD Term SOFR + 3.25%) 4/12/28	668,068	376,503
8.17% (3 mo. USD Term SOFR + 4.50%) 5/15/31	49,748	23,630
9.30% (3 mo. USD Term SOFR + 5.63%) 8/1/28	94,513	50,564
•Corp. Service Co. 5.67% (1 mo. USD Term SOFR + 2.00%) 11/2/29	421,023	417,604
•Corpay Technologies Operating Co. LLC 5.42% (1 mo. USD Term SOFR + 1.75%) 11/5/32	159,600	159,268
•Cotiviti Corp. 6.42% (1 mo. USD Term SOFR + 2.75%) 5/1/31	767,399	705,531
•CPI Holdco B LLC 5.67% (1 mo. USD Term SOFR + 2.00%) 5/19/31	203,263	201,716
•CPM Holdings, Inc. 8.17% (1 mo. USD Term SOFR + 4.50%) 9/28/28	129,668	129,622
•Crown Finance U.S., Inc. 8.17% (1 mo. USD Term SOFR + 4.50%) 12/2/31	1,017,506	1,005,897
•Crown Subsea Communications Holding, Inc. 6.67% (1 mo. USD Term SOFR + 3.00%) 1/30/31	124,685	124,903
•Cyberswift U.S. Finco LLC 7.65% (3 mo. USD Term SOFR + 4.00%) 10/8/32	70,000	68,775
•Darktrace PLC
6.90% (3 mo. USD Term SOFR + 3.25%) 10/9/31	644,372	615,459
8.90% (3 mo. USD Term SOFR + 5.25%) 10/9/32	80,000	73,550
•Dave & Buster's, Inc.
6.94% (3 mo. USD Term SOFR + 3.25%) 6/29/29	500,000	435,415
6.94% (3 mo. USD Term SOFR + 3.25%) 11/1/31	219,508	182,505
•DaVita, Inc. 5.42% (1 mo. USD Term SOFR + 1.75%) 5/9/31	495,003	495,622
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Dayforce, Inc. 6.66% (3 mo. USD Term SOFR + 3.00%) 2/4/33	550,000	$519,596
•DG Investment Intermediate Holdings 2, Inc.
6.92% (1 mo. USD Term SOFR + 3.25%) 7/9/32	497,458	496,836
9.17% (1 mo. USD Term SOFR + 5.50%) 7/29/33	40,000	39,000
•Disco Parent, Inc. 6.67% (3 mo. USD Term SOFR + 3.00%) 8/6/32	114,712	112,418
•Discovery Purchaser Corp. 7.42% (3 mo. USD Term SOFR + 3.75%) 10/4/29	899,131	883,172
•Dotdash Meredith, Inc. 7.17% (1 mo. USD Term SOFR + 3.50%) 6/17/32	174,562	164,471
•Dycom Investments, Inc. 5.42% (1 mo. USD Term SOFR + 1.75%) 1/27/33	110,000	110,321
•Dynasty Acquisition Co., Inc.
5.67% (1 mo. USD Term SOFR + 2.00%) 10/31/31	358,591	358,430
5.67% (1 mo. USD Term SOFR + 2.00%) 10/31/31	136,397	136,335
•Eagle Parent Corp. 7.95% (3 mo. USD Term SOFR + 4.25%) 4/2/29	744,201	745,288
•Echo Global Logistics, Inc. 7.52% (1 mo. USD Term SOFR + 3.75%) 11/23/28	287,752	281,689
•ECL Entertainment LLC 6.67% (1 mo. USD Term SOFR + 3.00%) 8/30/30	99,500	98,754
•EG America LLC 6.92% (1 mo. USD Term SOFR + 3.25%) 2/10/31	675,000	674,494
•Elanco Animal Health, Inc. 5.42% (1 mo. USD Term SOFR + 1.75%) 10/31/32	75,000	74,981
•Ellucian Holdings, Inc. 6.17% (1 mo. USD Term SOFR + 2.50%) 10/8/29	519,937	504,880
•EMG Utica LLC 7.20% (3 mo. USD Term SOFR + 3.50%) 4/1/30	54,585	54,721
•EMRLD Borrower LP
5.92% (3 mo. USD Term SOFR + 2.25%) 5/31/30	34,738	34,677
5.95% (3 mo. USD Term SOFR + 2.25%) 8/4/31	228,735	228,163
•Endo Luxembourg Finance Co. I SARL 7.42% (1 mo. USD Term SOFR + 3.75%) 4/23/31	494,975	491,881
LVIP Fidelity Institutional AM® Total Bond Fund–24

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Ensemble RCM LLC 6.70% (3 mo. USD Term SOFR + 3.00%) 2/9/33	760,000	$750,340
•EP Purchaser LLC 7.29% (3 mo. USD Term SOFR + 3.50%) 11/6/28	19,794	12,244
•Esdec Solar Group BV 8.96% (3 mo. USD Term SOFR + 5.00%) 8/30/28	727,133	305,396
•Examworks Bidco, Inc. 6.17% (1 mo. USD Term SOFR + 2.50%) 2/6/33	115,000	114,785
•Fertitta Entertainment LLC 6.92% (1 mo. USD Term SOFR + 3.25%) 1/27/29	1,756,894	1,720,227
•Fiesta Purchaser, Inc. 6.42% (1 mo. USD Term SOFR + 2.75%) 2/12/31	400,342	389,833
•Filtration Group Corp. 6.17% (1 mo. USD Term SOFR + 2.50%) 10/21/28	234,109	234,011
•Flutter Financing BV
5.45% (3 mo. USD Term SOFR + 1.75%) 11/30/30	519,873	513,375
5.70% (3 mo. USD Term SOFR + 2.00%) 6/4/32	64,513	63,706
•Flynn Restaurant Group LP 7.42% (1 mo. USD Term SOFR + 3.75%) 1/28/32	521,208	511,248
•Focus Financial Partners LLC 6.17% (1 mo. USD Term SOFR + 2.50%) 9/15/31	283,622	274,078
•Froneri Lux Finco SARL 5.88% (6 mo. USD Term SOFR + 2.25%) 9/30/31	247,500	242,216
•Fugue Finance BV 5.92% (3 mo. SOFR CME + 2.25%) 1/9/32	174,562	172,108
•Gen Digital, Inc. 5.42% (1 mo. USD Term SOFR + 1.75%) 9/12/29	517,238	511,419
•GEN II Fund Services LLC 6.45% (3 mo. USD Term SOFR + 2.75%) 11/26/31	247,500	244,201
•Genesee & Wyoming, Inc. 5.45% (3 mo. USD Term SOFR + 1.75%) 4/10/31	519,975	517,105
•Genesys Cloud Services Holdings II LLC 6.17% (1 mo. USD Term SOFR + 2.50%) 1/30/32	34,824	33,272
•Genmab AS 6.70% (3 mo. USD Term SOFR + 3.00%) 12/13/32	263,250	263,990
•GFL Environmental, Inc. 6.17% (3 mo. USD Term SOFR + 2.50%) 3/3/32	497,500	497,192
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Global Medical Response, Inc. 7.17% (3 mo. USD Term SOFR + 3.50%) 10/1/32	119,700	$119,186
•Gloves Buyer, Inc. 7.67% (1 mo. USD Term SOFR + 4.00%) 5/21/32	523,750	521,393
•Go Daddy Operating Co. LLC 5.42% (1 mo. USD Term SOFR + 1.75%) 11/9/29	292,374	287,745
•Golden State Food LLC 7.20% (3 mo. USD Term SOFR + 3.50%) 12/4/31	114,421	114,421
•Graham Packaging Co., Inc. 5.92% (1 mo. USD Term SOFR + 2.25%) 1/26/33	130,000	128,519
•Great Outdoors Group LLC 6.92% (1 mo. USD Term SOFR + 3.25%) 1/23/32	2,969,925	2,961,015
•GTCR Everest Borrower LLC 6.20% (3 mo. USD Term SOFR + 2.50%) 9/5/31	574,601	570,027
•GVC Holdings Gibraltar Ltd. 5.95% (3 mo. USD Term SOFR + 2.25%) 7/31/32	154,225	153,937
•Hamilton Projects Acquiror LLC 6.17% (1 mo. USD Term SOFR + 2.50%) 5/30/31	70,798	70,861
Hanger, Inc.
•7.17% (1 mo. USD Term SOFR + 3.50%) 10/23/31	219,268	219,652
✠•7.17% (1 mo. USD Term SOFR + 3.50%) 10/23/31	28,412	28,461
•HarbourVest Partners LP 5.70% (3 mo. USD Term SOFR + 2.00%) 4/19/30	134,662	134,326
•Heartland Dental LLC 0.07% (1 mo. USD Term SOFR + 0.04%) 8/25/32	114,412	114,087
•Help At Home, Inc. 8.67% (1 mo. USD Term SOFR + 5.00%) 9/24/31	494,987	420,987
•Heritage Environmental Services, Inc. 6.68% (3 mo. USD Term SOFR + 3.68%) 4/1/33	85,000	85,000
•Herschend Entertainment Co. LLC 6.17% (1 mo. USD Term SOFR + 2.50%) 5/27/32	79,400	79,417
•Hexion Holdings Corp.
7.68% (1 mo. USD Term SOFR + 4.00%) 3/15/29	980,372	936,050
11.21% (1 mo. USD Term SOFR + 7.44%) 3/15/30	62,500	57,969
•HighTower Holdings LLC 6.41% (3 mo. USD Term SOFR + 2.75%) 2/3/32	521,187	515,001
LVIP Fidelity Institutional AM® Total Bond Fund–25

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Hilton Grand Vacations Borrower LLC 5.67% (1 mo. USD Term SOFR + 2.00%) 8/2/28	745,324	$744,392
•HNI Corp. 5.67% (1 mo. USD Term SOFR + 2.00%) 12/10/32	79,800	80,199
∞Hologic, Inc. 0.00% 1/14/33	515,000	508,562
•Horizon U.S. Finco LP 8.20% (6 mo. USD Term SOFR + 4.50%) 10/31/31	461,684	429,366
•HUB International Ltd. 5.92% (3 mo. USD Term SOFR + 2.25%) 6/20/30	871,049	868,549
•IVC Acquisition Ltd. 7.45% (3 mo. USD Term SOFR + 3.75%) 12/12/28	519,949	516,700
•J&J Ventures Gaming LLC 7.17% (1 mo. USD Term SOFR + 3.50%) 4/26/30	520,000	512,850
•Jane Street Group LLC 5.67% (3 mo. USD Term SOFR + 2.00%) 12/15/31	633,462	621,154
•Jazz Financing Lux SARL 5.92% (1 mo. USD Term SOFR + 2.25%) 5/5/28	491,984	493,367
∞Jupiter Borrower, Inc. 0.00% 3/25/33	335,000	334,163
•Jupiter Buyer, Inc. 7.70% (3 mo. USD Term SOFR + 4.00%) 11/1/31	210,000	209,870
Kaman Corp.
•6.17% (1 mo. USD Term SOFR + 2.50%) 2/26/32	681,825	681,695
✠•6.19% (3 mo. USD Term SOFR + 2.50%) 2/26/32	64,609	64,596
•Karman Holdings, Inc. 6.46% (3 mo. USD Term SOFR + 2.75%) 4/1/32	74,812	74,766
•Kaseya, Inc.
6.92% (1 mo. USD Term SOFR + 3.25%) 3/22/32	1,290,500	1,201,778
8.67% (1 mo. USD Term SOFR + 5.00%) 3/21/33	20,000	15,817
•Kingpin Intermediate Holdings LLC 6.92% (1 mo. USD Term SOFR + 3.25%) 9/22/32	173,838	157,902
•KnowBe4, Inc. 7.42% (3 mo. USD Term SOFR + 3.75%) 7/23/32	249,375	221,527
•LBM Acquisition LLC
7.53% (1 mo. USD Term SOFR + 3.75%) 6/6/31	311,901	248,704
8.68% (1 mo. USD Term SOFR + 5.00%) 6/6/31	144,200	121,282
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•LC AHAB U.S. Bidco LLC 6.17% (1 mo. USD Term SOFR + 2.50%) 5/1/31	114,709	$113,275
•Level 3 Financing, Inc. 6.92% (1 mo. USD Term SOFR + 3.25%) 3/29/32	20,000	19,979
•Life Time Fitness, Inc. 5.67% (1 mo. USD Term SOFR + 2.00%) 11/5/31	497,500	497,032
•Live Nation Entertainment, Inc. 5.68% (1 mo. USD Term SOFR + 2.00%) 10/21/32	64,837	64,756
•Lonza Group AG 7.72% (3 mo. USD Term SOFR + 3.93%) 7/3/28	927,053	807,306
•Lumexa Imaging, Inc. 6.70% (3 mo. USD Term SOFR + 3.00%) 12/17/32	54,863	54,966
•M2S Group Holdings, Inc. 8.42% (3 mo. USD Term SOFR + 4.75%) 8/25/31	818,000	796,871
•Madison IAQ LLC 6.13% (6 mo. USD Term SOFR + 2.50%) 6/21/28	742,228	741,441
•MajorDrive Holdings IV LLC 7.96% (3 mo. USD Term SOFR + 4.00%) 6/1/28	252,934	228,819
∞Mativ Holdings, Inc. 0.00% 3/30/33	190,000	180,500
•MED ParentCo LP 6.67% (1 mo. USD Term SOFR + 3.00%) 4/15/31	164,176	163,971
•Medline Borrower LP 5.42% (1 mo. USD Term SOFR + 1.75%) 10/23/28	227,391	227,689
•MH Sub I LLC
7.92% (1 mo. USD Term SOFR + 4.25%) 5/3/28	84,565	72,484
7.92% (1 mo. USD Term SOFR + 4.25%) 12/31/31	1,237,469	819,303
•Michaels Cos., Inc. 8.67% (3 mo. USD Term SOFR + 5.00%) 3/15/33	65,000	62,940
•Mitchell International, Inc. 6.66% (1 mo. USD Term SOFR + 3.66%) 6/17/31	230,000	218,898
•MKS Instruments, Inc. 5.41% (1 mo. USD Term SOFR + 1.75%) 2/4/33	90,000	90,028
•Modena Buyer LLC 7.92% (3 mo. USD Term SOFR + 4.25%) 7/1/31	769,347	688,350
•ModivCare Buyer LLC 7.95% (3 mo. USD Term SOFR + 4.25%) 12/30/32	34,575	31,852
LVIP Fidelity Institutional AM® Total Bond Fund–26

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
MRP Buyer LLC
•6.95% (3 mo. USD Term SOFR + 3.25%) 6/4/32	132,560	$132,395
✠•6.95% (3 mo. USD Term SOFR + 3.25%) 6/4/32	16,898	16,877
•Natgasoline LLC 9.17% (3 mo. USD Term SOFR + 5.50%) 3/29/30	294,092	295,195
•National Mentor Holdings, Inc.
9.67% (1 mo. USD Term SOFR + 6.00%) 12/12/30	283,500	281,728
9.67% (1 mo. USD Term SOFR + 6.00%) 12/12/30	121,500	120,741
•Neptune Bidco U.S., Inc. 8.76% (3 mo. USD Term SOFR + 5.00%) 2/3/33	1,295,000	1,234,135
•New Arclin U.S. Holding Corp. 7.27% (1 mo. USD Term SOFR + 3.50%) 9/30/28	494,839	490,044
∞New Fortress Energy, Inc. 0.00% 10/30/28	2,653,074	1,475,985
•Nexstar Broadcasting, Inc. 6.17% (1 mo. USD Term SOFR + 2.50%) 6/28/32	208,950	206,524
•Nexstar Media, Inc. 6.43% (3 mo. USD Term SOFR + 3.68%) 3/18/33	335,000	330,953
•Nexus Buyer LLC
7.17% (1 mo. USD Term SOFR + 3.50%) 7/31/31	767,500	736,455
9.42% (1 mo. USD Term SOFR + 5.75%) 2/16/32	95,000	91,641
•Nielsen Consumer, Inc. 5.92% (1 mo. USD Term SOFR + 2.25%) 10/31/30	247,505	243,792
•Nourish Buyer I, Inc. 7.67% (3 mo. USD Term SOFR + 4.00%) 7/9/32	254,425	254,585
•Novae LLC 8.85% (3 mo. USD Term SOFR + 5.00%) 12/22/28	59,689	52,750
•NRG Energy, Inc. 5.52% (3 mo. USD Term SOFR + 1.75%) 4/16/31	158,785	158,958
•Nuvei Technologies Corp. 6.17% (1 mo. USD Term SOFR + 2.50%) 11/17/31	520,009	508,741
∞OAK-Eagle Acquireco, Inc. 0.00% 3/24/33	775,000	770,156
•Olaplex, Inc. 7.27% (3 mo. USD Term SOFR + 3.50%) 2/23/29	45,000	45,028
•OMNIA Partners LLC 6.43% (3 mo. USD Term SOFR + 2.75%) 12/31/32	24,875	24,828
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•OneSky Flight LLC 6.43% (1 mo. USD Term SOFR + 2.75%) 2/17/33	100,000	$99,625
•Openlane, Inc. 6.14% (3 mo. USD Term SOFR + 2.50%) 10/8/32	49,875	49,813
•Optiv Security, Inc. 8.92% (3 mo. USD Term SOFR + 5.25%) 7/31/26	494,924	326,650
•Organon & Co. 5.92% (1 mo. USD Term SOFR + 2.25%) 5/19/31	493,310	468,892
•Orion U.S. Finco, Inc. 7.15% (3 mo. USD Term SOFR + 3.50%) 10/8/32	100,000	98,896
•Osmose Utilities Services, Inc. 7.03% (1 mo. USD Term SOFR + 3.25%) 6/23/28	163,766	160,645
•Par Petroleum LLC 6.93% (3 mo. USD Term SOFR + 3.25%) 2/28/30	494,910	494,539
•PAREXEL International Corp. 6.42% (1 mo. USD Term SOFR + 2.75%) 12/12/31	483,787	481,770
•Park River Holdings, Inc. 8.16% (3 mo. USD Term SOFR + 4.50%) 3/15/31	165,000	160,938
•Peer Holding III BV 5.95% (3 mo. USD Term SOFR + 2.25%) 9/29/32	135,000	133,650
•Peraton Corp.
7.52% (3 mo. USD Term SOFR + 3.75%) 2/1/28	1,014,354	863,895
11.52% (3 mo. USD Term SOFR + 7.75%) 2/1/29	90,000	64,350
•PHRG Intermediate LLC 7.70% (3 mo. USD Term SOFR + 4.00%) 2/20/32	288,546	285,661
•Ping Identity Corp. 6.42% (1 mo. USD Term SOFR + 2.75%) 11/15/32	135,000	133,144
Pinnacle Buyer LLC
✠2.50% 10/1/32	26,613	26,621
•6.16% (3 mo. USD Term SOFR + 2.50%) 10/1/32	138,041	138,084
•Polaris Newco LLC 7.93% (3 mo. USD Term SOFR + 4.00%) 6/2/28	1,484,456	1,302,610
•Prairie ECI Acquiror LP 6.92% (1 mo. USD Term SOFR + 3.25%) 8/1/29	59,850	59,895
Primo Brands Corp.
∞0.00% 3/31/31	470,000	470,512
•8.00% (3 mo. Prime Rate + 6.75%) 3/31/28	521,241	521,418
LVIP Fidelity Institutional AM® Total Bond Fund–27

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Priority Holdings LLC 7.42% (1 mo. USD Term SOFR + 3.75%) 8/2/32	108,406	$105,357
•Proampac PG Borrower LLC 7.78% (1 mo. USD Term SOFR + 4.00%) 3/7/33	180,000	173,385
•Project Alpha Intermediate Holding, Inc. 6.95% (3 mo. USD Term SOFR + 3.25%) 10/26/30	174,700	131,621
•Project Boost Purchaser LLC 6.45% (3 mo. USD Term SOFR + 2.75%) 7/16/31	171,635	165,178
•Proofpoint, Inc. 6.70% (3 mo. USD Term SOFR + 3.00%) 8/31/28	533,819	516,027
Pye-Barker Fire & Safety LLC
✠1.25% 12/16/32	16,900	16,915
•6.20% (3 mo. USD Term SOFR + 2.50%) 12/16/32	113,100	113,201
•Qnity Electronics, Inc. 5.67% (1 mo. USD Term SOFR + 2.00%) 11/1/32	259,350	258,702
QuidelOrtho Corp.
✠0.00% 8/21/30	8,093	7,709
∞0.00% 3/31/31	91,907	87,541
•7.67% (1 mo. USD Term SOFR + 4.00%) 8/20/32	348,250	347,487
•Quikrete Holdings, Inc. 5.92% (1 mo. USD Term SOFR + 2.25%) 2/10/32	742,500	740,644
•Rackspace Finance LLC 6.54% (1 mo. USD Term SOFR + 2.75%) 5/15/28	498,690	230,644
•Recess Holdings, Inc. 7.42% (3 mo. USD Term SOFR + 3.75%) 2/20/30	247,494	247,759
•Red Planet Borrower LLC 7.67% (1 mo. USD Term SOFR + 4.00%) 9/8/32	408,975	399,364
•Renaissance Holdings Corp. 7.67% (3 mo. USD Term SOFR + 4.00%) 4/5/30	769,304	543,082
•Resilience Parent LLC 6.10% (6 mo. USD Term SOFR + 2.50%) 2/28/33	160,000	159,050
•Restoration Hardware, Inc. 7.02% (1 mo. USD Term SOFR + 3.25%) 10/20/28	195,647	194,139
•Roper Industrial Products Investment Co. LLC 6.20% (3 mo. USD Term SOFR + 2.50%) 11/22/29	148,985	148,840
•RVR Dealership Holdings LLC 8.18% (1 mo. USD Term SOFR + 4.50%) 2/26/33	245,000	235,813
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Ryan Specialty Group LLC 5.67% (1 mo. USD Term SOFR + 2.00%) 9/15/31	247,494	$246,875
•Saks Global Enterprises LLC
13.68% (1 mo. USD Term SOFR + 10.00%) 7/15/26	67,891	6,110
16.18% (1 mo. USD Term SOFR + 12.50%) 7/15/26	28,678	8,603
•SAKS Global Enterprises LLC
14.67% (1 mo. USD Term SOFR + 11.00%) 1/14/33	949	872
14.68% (1 mo. USD Term SOFR + 11.00%) 7/15/26	52,138	47,915
16.20% (3 mo. USD Term SOFR + 12.50%) 7/15/26	27,749	8,325
•Sedgwick Claims Management Services, Inc. 6.17% (1 mo. USD Term SOFR + 2.50%) 7/31/31	520,003	509,884
•SGH2 LLC 8.20% (3 mo. USD Term SOFR + 4.50%) 8/18/32	94,525	92,753
•Shift4 Payments LLC 5.65% (3 mo. USD Term SOFR + 2.00%) 7/3/32	34,913	34,804
•Sinclair Television Group, Inc.
7.08% (1 mo. USD Term SOFR + 3.30%) 12/31/29	59,736	53,352
7.87% (1 mo. USD Term SOFR + 4.10%) 12/31/30	114,572	101,970
•Solstice Advanced Materials, Inc. 5.42% (3 mo. USD Term SOFR + 1.75%) 10/29/32	115,000	115,480
•Somnigroup International, Inc. 5.88% (1 mo. USD Term SOFR + 2.25%) 10/24/31	386,836	387,482
•SonarSource Financing LLC 8.17% (3 mo. USD Term SOFR + 4.50%) 12/19/30	130,000	118,625
•Sotera Health Holdings LLC 6.17% (1 mo. USD Term SOFR + 2.50%) 5/30/31	236,295	236,295
•Sovos Compliance LLC 6.92% (1 mo. USD Term SOFR + 3.25%) 8/13/29	253,127	239,837
•Spa Holdings 3 OYJ 8.21% (3 mo. USD Term SOFR + 4.51%) 5/23/30	54,066	53,446
•Spin Holdco, Inc.
7.93% (3 mo. USD Term SOFR + 4.00%) 9/4/30	1,871,182	1,464,200
9.10% (3 mo. USD Term SOFR + 5.43%) 9/4/30	170,224	173,274
Splat Super Holdco LLC
✠5.00% 7/2/32	12,104	10,871
•8.67% (1 mo. USD Term SOFR + 5.00%) 7/2/32	283,896	254,976
LVIP Fidelity Institutional AM® Total Bond Fund–28

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•SS&C Technologies, Inc. 5.67% (1 mo. USD Term SOFR + 2.00%) 5/9/31	326,339	$325,054
•Staples, Inc. 9.41% (3 mo. USD Term SOFR + 5.75%) 9/4/29	732,273	663,849
•Station Casinos LLC 5.67% (1 mo. USD Term SOFR + 2.00%) 3/14/31	494,949	494,395
•Stonepeak Bayou Holdings LP 6.45% (3 mo. USD Term SOFR + 2.75%) 10/1/32	105,000	101,675
•SupplyOne, Inc. 7.17% (1 mo. USD Term SOFR + 3.50%) 4/21/31	9,950	9,968
∞Sweetwater Borrower LLC 0.00% 2/17/33	454,992	454,710
•Talen Energy Supply LLC
5.67% (1 mo. USD Term SOFR + 2.00%) 11/25/32	124,687	124,665
6.15% (3 mo. USD Term SOFR + 2.50%) 12/15/31	247,494	247,699
•Team Services Group 8.95% (3 mo. USD Term SOFR + 3.70%) 3/31/33	110,000	103,847
•TGP Holdings III LLC 7.02% (1 mo. USD Term SOFR + 3.25%) 6/29/28	250,836	215,844
•Tiger Acquisition LLC 6.18% (1 mo. USD Term SOFR + 2.50%) 8/23/32	144,275	144,311
•TK Elevator Midco GmbH 6.38% (6 mo. USD Term SOFR + 2.75%) 4/30/30	496,259	497,053
•TKC Holdings, Inc. 8.18% (1 mo. USD Term SOFR + 4.50%) 8/19/30	135,000	134,029
•TKO Worldwide Holdings LLC 5.66% (3 mo. USD Term SOFR + 2.00%) 11/21/31	193,936	193,688
•Tory Burch LLC 7.03% (1 mo. USD Term SOFR + 3.25%) 4/17/28	494,805	494,187
•TPC Group, Inc. 9.39% (6 mo. USD Term SOFR + 5.75%) 12/16/31	138,165	126,214
•TransDigm, Inc.
6.17% (1 mo. USD Term SOFR + 2.50%) 2/28/31	741,193	741,112
6.17% (1 mo. USD Term SOFR + 2.50%) 8/19/32	378,100	378,009
6.17% (1 mo. USD Term SOFR + 2.50%) 2/13/33	110,000	110,021
•Tronox Finance LLC 6.17% (3 mo. USD Term SOFR + 2.50%) 9/30/31	233,979	177,293
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Truist Insurance Holdings LLC 6.45% (3 mo. USD Term SOFR + 2.75%) 5/6/31	350,000	$344,642
•TTM Technologies, Inc. 5.92% (1 mo. USD Term SOFR + 2.25%) 5/30/30	248,111	249,351
U.S. Fertility Enterprises LLC
✠1.75% 12/30/32	10,526	10,487
•7.17% (3 mo. USD Term SOFR + 3.50%) 12/30/32	69,474	69,213
•UKG, Inc. 6.17% (3 mo. USD Term SOFR + 2.50%) 2/10/31	1,265,617	1,207,563
•United Airlines, Inc. 5.43% (1 mo. USD Term SOFR + 1.75%) 2/22/31	174,555	173,792
•United FP Holdings LLC
7.93% (3 mo. USD Term SOFR + 4.00%) 12/30/26	1,185,448	1,135,659
12.43% (3 mo. USD Term SOFR + 8.50%) 12/30/27	50,000	37,500
•Univision Communications, Inc. 7.95% (3 mo. USD Term SOFR + 4.25%) 6/24/29	742,288	738,576
•USI, Inc. 5.95% (3 mo. USD Term SOFR + 2.25%) 9/29/30	494,042	492,189
Van Pool Transportation LLC
✠0.00% 0 8/6/30	4,464	4,462
•6.45% (3 mo. USD Term SOFR + 2.75%) 8/6/30	90,536	90,508
•Varsity Brands, Inc. 6.45% (3 mo. USD Term SOFR + 2.75%) 8/26/31	521,256	518,488
•Venture Global Plaquemines LNG LLC
5.89% (1 mo. USD Term SOFR + 2.23%) 5/25/29	163,634	162,919
5.89% (1 mo. USD Term SOFR + 2.23%) 5/25/29	20,468	20,442
•Versant Media Group, Inc. 7.20% (3 mo. USD Term SOFR + 3.50%) 1/30/31	355,000	354,336
•VFH Parent LLC 6.17% (1 mo. USD Term SOFR + 2.50%) 6/21/31	133,650	133,427
•Virgin Media Bristol LLC 7.05% (6 mo. USD Term SOFR + 3.18%) 3/31/31	60,000	54,563
•Vista Management Holding, Inc. 7.41% (3 mo. USD Term SOFR + 3.75%) 4/1/31	247,500	244,562
•Vistra Operations Co. LLC 5.42% (1 mo. USD Term SOFR + 1.75%) 12/20/30	494,937	495,402
LVIP Fidelity Institutional AM® Total Bond Fund–29

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•VM Consolidated, Inc. 5.67% (1 mo. USD Term SOFR + 2.00%) 10/1/32	114,425	$114,473
•VS Buyer LLC 5.92% (3 mo. USD Term SOFR + 2.25%) 4/12/31	283,575	276,486
∞VSE Corp 0.00% 3/17/33	135,000	134,719
•W.R. Grace & Co.-Conn. 6.70% (3 mo. USD Term SOFR + 3.00%) 8/19/32	139,300	138,662
•Wand NewCo 3, Inc. 6.17% (1 mo. USD Term SOFR + 2.50%) 1/30/31	114,694	113,619
•Wash Multifamily Parent, Inc. 6.92% (1 mo. USD Term SOFR + 3.25%) 9/10/32	110,000	110,184
•Weber-Stephen Products LLC 7.41% (3 mo. USD Term SOFR + 3.75%) 10/1/32	410,000	399,955
•WEC U.S. Holdings Ltd. 5.67% (1 mo. USD Term SOFR + 2.00%) 1/27/31	521,222	520,080
•WH Borrower LLC 8.16% (3 mo. USD Term SOFR + 4.50%) 2/20/32	1,030,000	1,029,197
•Whatabrands LLC 6.17% (1 mo. USD Term SOFR + 2.50%) 8/3/28	519,924	518,718
White Cap Buyer LLC
•6.92% (1 mo. USD Term SOFR + 3.25%) 10/19/29	357,475	343,044
•7.17% (1 mo. USD Term SOFR + 3.50%) 2/10/33	120,000	113,900
•Windsor Holdings III LLC 6.42% (1 mo. USD Term SOFR + 2.75%) 8/1/30	494,987	486,944
•Windstream Services LLC 7.67% (1 mo. USD Term SOFR + 4.00%) 10/6/32	234,412	234,267
•Zelis Payments Buyer, Inc. 6.42% (1 mo. USD Term SOFR + 2.75%) 9/28/29	496,212	479,688
Total Loan Agreements (Cost $121,632,415)		117,747,544
NON-AGENCY ASSET-BACKED SECURITIES–8.82%
Affirm Asset Securitization Trust Series 2025-X1 Class B 5.19% 4/15/30	1,000,000	1,000,948
•AIMCO CLO 10 Ltd. Series 2019-10A Class ARR 5.08% (3 mo. USD Term SOFR + 1.41%) 7/22/37	10,000,000	9,985,070
•Allegro CLO XIII Ltd. Series 2021-1A Class A1R 5.01% (3 mo. USD Term SOFR + 1.34%) 7/20/38	511,000	511,295
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2 4.70% 9/22/31	1,509,897	$1,519,788
•ARES LIV CLO Ltd. Series 2019-54A Class AR2 4.98% (3 mo. USD Term SOFR + 1.31%) 7/15/38	953,000	953,122
•ARES LXX CLO Ltd. Series 2023-70A Class A1R 4.92% (3 mo. USD Term SOFR + 1.25%) 1/25/39	1,183,000	1,181,107
•ARES XXXIV CLO Ltd. Series 2015-2A Class A1R4 4.96% (3 mo. USD Term SOFR + 1.29%) 7/17/38	1,870,000	1,869,957
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A 4.80% 8/20/29	445,000	448,083
•Bain Capital Credit CLO Ltd.
Series 2023-2A Class A1R 4.99% (3 mo. USD Term SOFR + 1.32%) 7/18/38	1,402,000	1,403,269
Series 2023-4A Class A1R 4.96% (3 mo. USD Term SOFR + 1.23%) 1/21/39	1,386,000	1,383,697
•Barings CLO Ltd. Series 2020-1A Class A1R2 4.93% (3 mo. USD Term SOFR + 1.26%) 1/15/38	740,000	739,630
•BCRED BSL Static CLO Ltd. Series 2025-1A Class AR 4.92% (3 mo. USD Term SOFR + 1.25%) 7/24/35	966,103	965,697
•Benefit Street Partners CLO 43 Ltd. Series 2025-43A Class A 5.07% (3 mo. USD Term SOFR + 1.27%) 10/20/38	1,306,000	1,306,013
•Benefit Street Partners CLO 44 Ltd. Series 2025-44A Class A1 4.94% (3 mo. USD Term SOFR + 1.22%) 1/15/39	1,186,000	1,183,715
•Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class AR 4.85% (3 mo. USD Term SOFR + 1.19%) 1/25/39	1,159,000	1,156,491
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	3,336,234	3,162,908
•Carlyle U.S. CLO Ltd. Series 2025-6A Class A1 4.88% (3 mo. USD Term SOFR + 1.22%) 1/20/39	1,354,000	1,353,028
LVIP Fidelity Institutional AM® Total Bond Fund–30

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
CarMax Select Receivables Trust Series 2026-A Class A3 3.99% 5/17/32	35,000	$34,744
•CIFC Funding Ltd.
Series 2019-5A Class A1R2 4.94% (3 mo. USD Term SOFR + 1.27%) 10/15/38	1,242,000	1,241,974
Series 2021-3A Class A1R 4.90% (3 mo. USD Term SOFR + 1.23%) 10/15/38	2,221,000	2,218,670
Series 2025-6A Class A1 5.11% (3 mo. USD Term SOFR + 1.25%) 10/23/38	820,000	819,842
Series 2026-1A Class A1 4.82% (3 mo. USD Term SOFR + 1.17%) 4/25/38	3,571,000	3,568,261
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-1A Class A2 6.00% 5/20/55	173,000	175,571
Series 2026-1A Class A2 5.08% 3/20/56	270,000	266,493
DB Master Finance LLC
Series 2017-1A Class A2II 4.03% 11/20/47	4,600,000	4,554,094
Series 2021-1A Class A23 2.79% 11/20/51	3,740,952	3,307,170
Series 2025-1A Class A2I 4.89% 8/20/55	1,012,463	1,002,816
Series 2025-1A Class A2II 5.17% 8/20/55	817,950	805,466
Dell Equipment Finance Trust Series 2023-3 Class A3 5.93% 4/23/29	603,058	604,855
Dext ABS LLC Series 2025-2 Class A3 4.23% 4/15/36	205,000	204,758
Domino's Pizza Master Issuer LLC
Series 2017-1A Class A23 4.12% 7/25/47	4,700,000	4,667,694
Series 2021-1A Class A2I 2.66% 4/25/51	14,587,500	13,803,083
Series 2021-1A Class A2II 3.15% 4/25/51	889,838	807,210
•Dryden 108 CLO Ltd. Series 2022-108A Class A1R 5.03% (3 mo. USD Term SOFR + 1.36%) 7/18/37	500,000	500,003
•Eaton Vance CLO Ltd.
Series 2020-1A Class ARR 5.06% (3 mo. USD Term SOFR + 1.39%) 10/15/37	411,000	411,155
Series 2020-2A Class AR2 5.05% (3 mo. USD Term SOFR + 1.38%) 10/15/37	2,750,000	2,746,249
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3 4.43% 8/15/30	140,000	$140,304
•Flatiron CLO 20 Ltd. Series 2020-1A Class A1R2 4.90% (3 mo. USD Term SOFR + 1.24%) 11/20/38	1,868,000	1,864,003
•Flatiron CLO 31 Ltd. Series 2025-31A Class A1 4.90% (3 mo. USD Term SOFR + 1.20%) 1/18/39	1,186,000	1,184,673
•Flatiron CLO 32 Ltd. Series 2025-32A Class A1 4.96% (3 mo. USD Term SOFR + 1.29%) 10/22/38	1,242,000	1,242,914
GGAM Master Trust International Ltd. Series 2025-1A Class A 5.92% 9/30/60	2,599,224	2,589,860
•GoldenTree Loan Management U.S. CLO 28 Ltd. Series 2026-28A Class A 4.84% (3 mo. USD Term SOFR + 1.17%) 10/20/39	724,000	723,965
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2 4.93% 6/25/60	191,202	191,857
HPEFS Equipment Trust Series 2025-2A Class A3 4.03% 11/22/32	1,200,000	1,196,780
Jersey Mike's Funding LLC Series 2025-1A Class A2 5.61% 8/16/55	776,100	787,678
•Madison Park Funding LXVII Ltd. Series 2024-67A Class A1 5.18% (3 mo. USD Term SOFR + 1.51%) 4/25/37	4,000,000	4,000,116
•Magnetite XXIX Ltd. Series 2021-29A Class AR 5.02% (3 mo. USD Term SOFR + 1.35%) 7/15/37	6,500,000	6,505,233
•Magnetite XXVIII Ltd. Series 2020-28A Class A1RR 4.91% (3 mo. USD Term SOFR + 1.24%) 1/15/38	700,000	699,218
•Magnetite XXXVI Ltd. Series 2023-36A Class AR 4.99% (3 mo. USD Term SOFR + 1.32%) 7/25/38	1,270,000	1,270,853
Merchants Fleet Funding LLC Series 2025-1A Class A 4.49% 1/20/39	200,000	200,291
MetroNet Infrastructure Issuer LLC
Series 2025-2A Class C 7.83% 8/20/55	100,000	101,496
LVIP Fidelity Institutional AM® Total Bond Fund–31

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
MetroNet Infrastructure Issuer LLC (continued)
Series 2025-4A Class C 7.11% 12/20/55	105,000	$104,164
Series 2026-1A Class C 7.10% 4/20/56	100,000	99,077
Navigator Aviation Ltd. Series 2025-1 Class A 5.11% 10/15/50	1,842,489	1,805,247
Nissan Auto Lease Trust Series 2026-A Class A3 3.87% 3/15/29	200,000	198,710
•OCP Aegis CLO Ltd.
Series 2024-39A Class AR 4.76% (3 mo. USD Term SOFR + 1.09%) 4/16/38	914,000	908,288
Series 2025-47A Class A1 4.86% (3 mo. USD Term SOFR + 1.11%) 1/21/38	1,081,000	1,076,971
•OCP CLO Ltd.
Series 2018-15A Class AR 4.92% (3 mo. USD Term SOFR + 1.25%) 1/20/38	819,000	818,595
Series 2020-8RA Class AR2 4.89% (3 mo. USD Term SOFR + 1.22%) 10/17/38	2,114,000	2,109,609
Series 2025-44A Class A 4.97% (3 mo. USD Term SOFR + 1.30%) 10/24/38	1,317,000	1,317,798
Series 2025-46A Class A 5.05% (3 mo. USD Term SOFR + 1.20%) 10/15/38	840,000	836,863
•OHA Credit Funding 14-R Ltd. Series 2023-14RA Class A 4.90% (3 mo. USD Term SOFR + 1.23%) 4/20/38	700,000	699,313
•OHA Credit Funding 16-R Ltd. Series 2023-16RA Class A1 4.87% (3 mo. USD Term SOFR + 1.20%) 10/20/38	1,890,000	1,888,000
•OHA Credit Funding 22 Ltd. Series 2025-22A Class A1 5.00% (3 mo. USD Term SOFR + 1.33%) 7/20/38	4,500,000	4,488,849
•OHA Credit Funding 4 Ltd. Series 2019-4A Class AR2 4.96% (3 mo. USD Term SOFR + 1.29%) 1/22/38	1,000,000	1,001,484
•OHA Credit Funding 6 Ltd. Series 2020-6A Class AR2 5.00% (3 mo. USD Term SOFR + 1.33%) 10/20/37	1,450,000	1,452,047
•OHA Credit Partners VII Ltd. Series 2012-7A Class AR4 4.80% (3 mo. USD Term SOFR + 1.14%) 2/20/38	10,000,000	9,971,540
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Onemain Financial Issuance Trust Series 2025-1A Class A 4.82% 7/14/38	1,500,000	$1,503,051
Oportun Issuance Trust
Series 2025-B Class A 4.88% 5/9/33	300,000	300,509
Series 2025-C Class A 4.49% 7/8/33	1,100,000	1,097,071
Series 2025-D Class A 4.53% 2/8/33	600,000	597,964
•Palmer Square CLO Ltd.
Series 2025-2A Class A1 5.02% (3 mo. USD Term SOFR + 1.35%) 7/20/38	2,355,000	2,358,137
Series 2025-5A Class A 5.09% (3 mo. USD Term SOFR + 1.21%) 10/20/38	1,323,000	1,320,338
Series 2026-1A Class A 4.86% (3 mo. USD Term SOFR + 1.19%) 4/20/39	1,021,000	1,020,947
•Palmer Square Loan Funding Ltd. Series 2025-2A Class A1 4.61% (3 mo. USD Term SOFR + 0.94%) 7/15/33	1,120,855	1,120,118
•Peace Park CLO Ltd. Series 2021-1A Class AR 4.92% (3 mo. USD Term SOFR + 1.25%) 10/20/38	8,656,000	8,643,016
Phantom Aviation Series 2026-1 Class A 5.24% 1/15/51	747,097	732,426
PK Alift Loan Funding 7 LP Series 2025-2 Class A 4.75% 3/15/43	1,335,028	1,328,432
RCKT Trust Series 2025-1A Class A 4.90% 7/25/34	167,645	167,994
Reach ABS Trust Series 2025-2A Class A 4.93% 8/18/32	353,673	355,087
•RR 25 Ltd. Series 2023-25A Class A1A2 4.85% (3 mo. USD Term SOFR + 1.18%) 4/15/41	866,000	865,518
•RR 27 Ltd. Series 2023-27A Class A1AR 4.90% (3 mo. USD Term SOFR + 1.23%) 10/15/40	2,989,000	2,982,807
•RR 34 Ltd. Series 2024-34RA Class A1R 5.02% (3 mo. USD Term SOFR + 1.35%) 10/15/39	250,000	250,132
•RR 36 Ltd. Series 2024-36RA Class A1R 4.96% (3 mo. USD Term SOFR + 1.29%) 1/15/40	1,982,000	1,981,021
LVIP Fidelity Institutional AM® Total Bond Fund–32

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•RR 44 Ltd. Series 2026-44A Class A1A 4.84% (3 mo. USD Term SOFR + 1.17%) 4/15/41	1,312,000	$1,307,563
SFS Auto Receivables Securitization Trust
Series 2026-1A Class A2A 3.91% 8/20/29	100,000	99,749
Series 2026-1A Class A3 3.96% 7/21/31	200,000	198,314
•Sixth Street CLO XIX Ltd. Series 2021-19A Class A1R 4.95% (3 mo. USD Term SOFR + 1.28%) 7/17/38	810,000	808,781
•Sixth Street CLO XVIII Ltd. Series 2021-18A Class A1R 4.92% (3 mo. USD Term SOFR + 1.25%) 10/17/38	1,240,000	1,239,339
•Sixth Street CLO XX Ltd. Series 2021-20A Class A1R 4.99% (3 mo. USD Term SOFR + 1.32%) 7/17/38	1,030,000	1,029,490
Slam Ltd.
Series 2021-1A Class A 2.43% 6/15/46	1,892,100	1,793,684
Series 2025-1A Class A 5.81% 5/15/50	850,424	859,758
Subway Funding LLC
Series 2024-1A Class A23 6.51% 7/30/54	4,937,500	4,942,797
Series 2024-1A Class A2I 6.03% 7/30/54	2,883,500	2,902,109
Series 2024-1A Class A2II 6.27% 7/30/54	4,937,500	4,980,394
Series 2024-3A Class A23 5.91% 7/30/54	4,937,500	4,809,061
•Symphony CLO 43 Ltd. Series 2024-43A Class A1 5.19% (3 mo. USD Term SOFR + 1.52%) 4/15/37	6,800,000	6,800,238
Taco Bell Funding LLC Series 2025-1A Class A2I 4.82% 8/25/55	2,430,000	2,392,666
UPX HIL Issuer Trust Series 2025-1 Class B 6.07% 1/25/47	200,000	198,758
VB-S1 Issuer LLC
Series 2022-1A Class F 5.27% 2/15/52	100,000	98,005
Series 2024-1A Class D 6.64% 5/15/54	200,000	203,069
Series 2024-1A Class F 8.87% 5/15/54	320,000	328,247
Series 2026-1A Class F 6.84% 3/15/56	100,000	100,422
Verdant Receivables LLC Series 2025-1A Class A2 4.85% 3/13/28	458,154	459,624
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1 4.08% 9/18/40	200,000	$198,916
Willis Engine Structured Trust VIII Series 2025-A Class A 5.58% 6/15/50	1,031,655	1,044,100
Total Non-Agency Asset-Backed Securities (Cost $187,553,678)		186,759,374
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.52%
•Angel Oak Mortgage Trust Series 2026-2 Class A1 4.69% 2/25/71	98,956	97,720
•Bravo Residential Funding Trust Series 2025-NQM5 Class A1 5.50% 2/25/65	579,760	581,468
•CIM Trust Series 2021-R3 Class A1A 1.95% 6/25/57	1,416,278	1,316,622
•Cross Mortgage Trust Series 2025-H4 Class A1 5.60% 6/25/70	744,206	747,316
•GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1 3.75% 7/25/61	1,854,811	1,813,955
•JP Morgan Mortgage Trust
Series 2025-NQM2 Class A1 5.57% 9/25/65	251,517	252,547
Series 2026-NQX1 Class A1 5.50% 7/25/66	400,000	400,023
•Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1 5.53% 5/25/70	271,189	272,152
•NYMT Loan Trust Series 2025-CP1 Class A1 3.75% 11/25/69	550,201	533,334
OBX Trust
φSeries 2025-NQM10 Class A1 5.45% 5/25/65	476,362	477,528
•Series 2025-NQM19 Class A1 4.87% 10/25/65	271,614	269,693
φSeries 2026-NQM4 Class A1FC 5.08% 2/25/66	300,000	299,493
•OLIT Trust Series 2025-HB2 Class A 3.00% 11/25/38	321,459	312,762
φPRET Trust Series 2025-RPL3 Class A1 4.15% 4/25/65	369,081	360,100
PRPM LLC
φSeries 2024-RPL1 Class A1 4.20% 12/25/64	155,796	153,139
φSeries 2024-RPL4 Class A1 4.00% 12/25/54	86,522	84,518
•Series 2026-RCF2 Class A1 5.50% 3/25/56	300,000	301,081
LVIP Fidelity Institutional AM® Total Bond Fund–33

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
φRCO VIII Mortgage LLC Series 2025-3 Class A1 6.43% 5/25/30	369,289	$369,669
φRCO X Mortgage LLC Series 2026-1 Class A1 5.54% 3/25/31	400,000	398,760
•Towd Point Mortgage Trust Series 2017-6 Class A2 3.00% 10/25/57	400,000	385,961
φVerus Securitization Trust Series 2025-5 Class A1 5.43% 6/25/70	1,667,779	1,672,409
Total Non-Agency Collateralized Mortgage Obligations (Cost $11,003,887)		11,100,250
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.55%
•ALA Trust Series 2025-OANA Class A 5.42% (1 mo. USD Term SOFR + 1.74%) 6/15/40	940,000	942,350
•ARES Commercial Mortgage Trust
Series 2025-IND3 Class E 7.22% (1 mo. USD Term SOFR + 3.55%) 4/15/42	100,000	100,000
Series 2026-GCP Class D 6.02% (1 mo. USD Term SOFR + 2.35%) 2/15/43	100,000	99,500
•ARES Trust Series 2025-IND3 Class D 6.22% (1 mo. USD Term SOFR + 2.55%) 4/15/42	140,000	140,000
•Bank
Series 2017-BNK4 Class C 4.37% 5/15/50	100,000	91,090
Series 2018-BN10 Class B 4.08% 2/15/61	330,000	307,955
Series 2018-BN10 Class C 4.16% 2/15/61	200,000	178,558
Series 2025-BNK51 Class C 5.95% 12/25/67	160,000	155,813
•Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C 4.91% 7/15/49	100,000	98,396
Bank5
*•Series 2025-5YR16 Class XB 0.35% 8/15/63	2,000,000	34,306
•Series 2025-5YR19 Class C 5.72% 12/15/58	100,000	98,713
Series 2025-5YR19 Class D 4.50% 12/15/58	120,000	102,031
*•Series 2025-5YR19 Class XB 0.60% 12/15/58	1,000,000	27,772
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bank5 (continued)
Series 2026-5YR21 Class A3 5.53% 4/15/59	600,000	$618,135
•Series 2026-5YR21 Class C 6.16% 4/15/59	100,000	99,121
Barings Issuer LLC Series 2026-SBP Class A 4.82% 2/26/59	1,351,505	1,341,138
BBCMS Mortgage Trust
•Series 2020-C7 Class C 3.59% 4/15/53	100,000	83,927
Series 2024-C26 Class A5 5.83% 5/15/57	200,000	209,301
Series 2024-C26 Class D 4.50% 5/15/57	100,000	78,332
•Series 2024-C30 Class C 5.98% 11/15/57	100,000	98,781
•Series 2025-5C34 Class C 6.81% 5/15/58	275,000	281,699
•Series 2025-5C37 Class C 6.00% 9/15/58	144,000	145,079
*•Series 2025-5C38 Class XB 0.89% 11/15/58	2,400,000	93,399
Series 2025-C32 Class C 6.13% 2/15/62	242,000	243,640
•Series 2025-C35 Class C 6.11% 7/15/58	100,000	100,461
•Series 2025-C39 Class C 5.91% 12/15/58	100,000	97,742
Benchmark Mortgage Trust
•Series 2022-B33 Class C 3.61% 3/15/55	200,000	159,599
Series 2025-B41 Class C 6.14% 7/15/68	100,000	100,832
Series 2026-V20 Class A3 5.18% 2/15/59	400,000	406,110
•BFLD Commercial Mortgage Trust Series 2024-UNIV Class E 7.31% (1 mo. USD Term SOFR + 3.64%) 11/15/41	381,000	381,119
•BFLD Mortgage Trust Series 2024-WRHS Class E 7.36% (1 mo. USD Term SOFR + 3.69%) 7/15/39	222,479	222,201
•BLP Commercial Mortgage Trust Series 2024-IND2 Class A 5.01% (1 mo. USD Term SOFR + 1.34%) 3/15/41	592,806	592,435
BMO Mortgage Trust
*•Series 2025-5C11 Class XB 0.58% 7/15/58	4,000,000	97,390
*•Series 2025-5C12 Class XB 0.75% 10/15/58	2,300,000	75,169
LVIP Fidelity Institutional AM® Total Bond Fund–34

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust (continued)
Series 2025-5C13 Class A2 4.74% 12/15/58	600,000	$598,597
Series 2025-5C13 Class A3 5.23% 12/15/58	600,000	609,027
•Series 2025-C12 Class C 6.39% 6/15/58	178,000	180,905
•Series 2025-C13 Class C 6.13% 10/15/58	117,000	115,173
•Series 2026-C14 Class C 5.93% 2/15/59	100,000	98,399
•BMP Trust
Series 2024-MF23 Class B 5.31% (1 mo. USD Term SOFR + 1.64%) 6/15/41	1,113,000	1,112,305
Series 2024-MF23 Class E 7.06% (1 mo. USD Term SOFR + 3.39%) 6/15/41	528,000	526,021
•BPR Commercial Mortgage Trust
Series 2024-PARK Class A 4.87% 11/5/39	5,800,000	5,850,184
Series 2024-PARK Class D 6.53% 11/5/39	120,000	123,854
Series 2025-STAR Class C 5.47% 11/5/42	135,000	134,464
•BPR Trust Series 2023-BRK2 Class C 8.34% 10/5/38	275,000	286,341
•BRES Commercial Mortgage Trust
Series 2025-ATCAP Class E 7.31% (1 mo. USD Term SOFR + 3.64%) 11/15/42	147,000	146,996
Series 2025-ATCAP Class F 8.86% (1 mo. USD Term SOFR + 5.19%) 11/15/42	125,000	125,379
•BWAY Mortgage Trust Series 2025-1535 Class B 6.96% 5/5/42	100,000	103,819
•BX Commercial Mortgage Trust
Series 2020-VIV2 Class C 3.54% 3/9/44	3,211,000	2,983,527
Series 2020-VIVA Class D 3.55% 3/11/44	290,000	267,193
Series 2020-VIVA Class E 3.55% 3/11/44	235,000	211,530
Series 2021-ACNT Class B 5.04% (1 mo. USD Term SOFR + 1.36%) 11/15/38	198,716	198,592
Series 2021-CIP Class F 7.01% (1 mo. USD Term SOFR + 3.33%) 12/15/38	127,023	126,903
Series 2021-IRON Class D 5.94% (1 mo. USD Term SOFR + 2.26%) 2/15/38	87,077	87,063
Series 2021-IRON Class E 6.39% (1 mo. USD Term SOFR + 2.71%) 2/15/38	87,077	87,063
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BX Commercial Mortgage Trust (continued)
Series 2022-LP2 Class C 5.23% (1 mo. USD Term SOFR + 1.56%) 2/15/39	175,000	$174,891
Series 2022-LP2 Class G 7.78% (1 mo. USD Term SOFR + 4.11%) 2/15/39	105,000	104,737
Series 2024-GPA3 Class A 4.97% (1 mo. USD Term SOFR + 1.29%) 12/15/39	2,666,809	2,666,808
Series 2024-KING Class E 7.36% (1 mo. USD Term SOFR + 3.69%) 5/15/34	661,294	661,294
Series 2024-MDHS Class A 5.31% (1 mo. USD Term SOFR + 1.64%) 5/15/41	181,546	181,546
Series 2024-MF Class D 6.36% (1 mo. USD Term SOFR + 2.69%) 2/15/39	531,273	531,106
Series 2024-VLT5 Class E 7.35% 11/13/46	350,000	373,550
Series 2024-XL4 Class A 5.11% (1 mo. USD Term SOFR + 1.44%) 2/15/39	4,458,806	4,460,202
Series 2024-XL4 Class B 5.46% (1 mo. USD Term SOFR + 1.79%) 2/15/39	1,198,775	1,199,523
Series 2024-XL4 Class D 6.81% (1 mo. USD Term SOFR + 3.14%) 2/15/39	87,910	88,130
Series 2024-XL4 Class E 7.86% (1 mo. USD Term SOFR + 4.19%) 2/15/39	91,906	91,886
Series 2024-XL5 Class A 5.06% (1 mo. USD Term SOFR + 1.39%) 3/15/41	4,859,722	4,861,246
Series 2024-XL5 Class D 6.36% (1 mo. USD Term SOFR + 2.69%) 3/15/41	140,000	140,000
Series 2025-SPOT Class D 6.16% (1 mo. USD Term SOFR + 2.49%) 4/15/40	253,860	253,860
Series 2025-SPOT Class E 7.36% (1 mo. USD Term SOFR + 3.69%) 4/15/40	344,524	344,093
Series 2026-ALOHA Class A 5.05% (1 mo. USD Term SOFR + 1.35%) 4/15/43	1,515,000	1,515,000
Series 2026-XL6 Class A 4.87% (1 mo. USD Term SOFR + 1.20%) 3/15/43	1,952,000	1,942,243
Series 2026-XL6 Class B 5.12% (1 mo. USD Term SOFR + 1.45%) 3/15/43	258,000	256,710
LVIP Fidelity Institutional AM® Total Bond Fund–35

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BX Commercial Mortgage Trust (continued)
Series 2026-XL6 Class E 6.67% (1 mo. USD Term SOFR + 3.00%) 3/15/43	100,000	$99,999
BX Trust
Series 2019-OC11 Class A 3.20% 12/9/41	530,000	499,785
•Series 2019-OC11 Class E 3.94% 12/9/41	525,000	484,266
•Series 2021-BXMF Class A 4.42% (1 mo. USD Term SOFR + 0.75%) 10/15/26	3,581,129	3,576,652
•Series 2021-LBA Class EV 6.04% (1 mo. USD Term SOFR + 2.36%) 2/15/36	197,702	197,332
•Series 2021-RISE Class F 6.44% (1 mo. USD Term SOFR + 2.76%) 11/15/36	84,533	84,480
•Series 2021-RISE Class G 6.74% (1 mo. USD Term SOFR + 3.06%) 11/15/36	116,021	115,949
•Series 2021-SDMF Class F 5.72% (1 mo. USD Term SOFR + 2.05%) 9/15/34	299,736	299,174
•Series 2022-IND Class D 6.51% (1 mo. USD Term SOFR + 2.84%) 4/15/37	94,500	94,589
•Series 2022-LBA6 Class E 6.37% (1 mo. USD Term SOFR + 2.70%) 1/15/39	250,000	249,844
•Series 2022-VAMF Class E 6.37% (1 mo. USD Term SOFR + 2.70%) 1/15/39	79,147	78,918
•Series 2022-VAMF Class F 6.97% (1 mo. USD Term SOFR + 3.30%) 1/15/39	190,256	189,532
•Series 2024-CNYN Class A 5.11% (1 mo. USD Term SOFR + 1.44%) 4/15/41	940,396	940,397
•Series 2024-CNYN Class D 6.36% (1 mo. USD Term SOFR + 2.69%) 4/15/41	313,703	313,507
•Series 2024-VLT4 Class E 6.56% (1 mo. USD Term SOFR + 2.89%) 6/15/41	275,000	272,117
•Series 2024-VLT4 Class F 7.61% (1 mo. USD Term SOFR + 3.94%) 6/15/41	500,000	499,999
•Series 2025-DIME Class A 4.82% (1 mo. USD Term SOFR + 1.15%) 2/15/35	1,313,000	1,303,972
•Series 2025-DIME Class F 7.37% (1 mo. USD Term SOFR + 3.70%) 2/15/35	195,000	194,232
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
•Series 2025-LUNR Class E 7.62% (1 mo. USD Term SOFR + 3.95%) 6/15/40	77,826	$77,923
•Series 2025-OMG Class F 7.27% (1 mo. USD Term SOFR + 3.60%) 10/15/42	345,000	346,581
•Series 2025-ROIC Class A 4.82% (1 mo. USD Term SOFR + 1.14%) 3/15/30	4,695,611	4,672,129
•Series 2025-ROIC Class C 5.22% (1 mo. USD Term SOFR + 1.54%) 3/15/30	3,100,802	3,071,737
•Series 2025-ROIC Class D 5.67% (1 mo. USD Term SOFR + 1.99%) 3/15/30	251,812	251,182
•Series 2025-ROIC Class E 6.61% (1 mo. USD Term SOFR + 2.94%) 3/15/30	122,002	121,544
•Series 2025-TAIL Class A 5.07% (1 mo. USD Term SOFR + 1.40%) 6/15/35	496,000	495,379
•Series 2025-TAIL Class D 6.12% (1 mo. USD Term SOFR + 2.45%) 6/15/35	128,000	128,000
•Series 2025-TAIL Class E 6.97% (1 mo. USD Term SOFR + 3.30%) 6/15/35	200,000	199,877
•Series 2025-VLT6 Class E 6.86% (1 mo. USD Term SOFR + 3.19%) 3/15/42	383,000	380,360
•Series 2025-VLT6 Class F 7.61% (1 mo. USD Term SOFR + 3.94%) 3/15/42	256,000	253,870
•Series 2025-VLT7 Class D 6.92% (1 mo. USD Term SOFR + 3.25%) 7/15/44	250,000	248,122
•Series 2025-VOLT Class D 6.42% (1 mo. USD Term SOFR + 2.75%) 12/15/44	140,000	138,994
•Series 2026-RISE Class E 6.47% (1 mo. USD Term SOFR + 2.80%) 4/15/41	100,000	100,000
CENT
•Series 2025-CITY Class A 4.92% 7/10/40	1,046,000	1,041,985
*Series 2025-CITY Class X 0.21% 7/10/40	10,300,000	65,388
•CIP Commercial Mortgage Trust Series 2025-SBAY Class E 7.42% (1 mo. USD Term SOFR + 3.75%) 10/15/37	100,000	99,625
•Citigroup Commercial Mortgage Trust
Series 2023-SMRT Class D 5.85% 10/12/40	127,000	126,358
LVIP Fidelity Institutional AM® Total Bond Fund–36

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Citigroup Commercial Mortgage Trust (continued)
Series 2023-SMRT Class E 5.85% 10/12/40	405,000	$396,946
•COMM Mortgage Trust
Series 2015-DC1 Class B 4.04% 2/10/48	240,000	230,682
Series 2015-DC1 Class C 4.28% 2/10/48	250,000	223,949
Series 2015-LC19 Class C 4.41% 2/10/48	66,957	63,535
Series 2025-180W Class E 7.36% 8/10/42	240,000	244,522
Series 2025-180W Class F 7.36% 8/10/42	100,000	96,767
•CONE Trust Series 2024-DFW1 Class E 7.56% (1 mo. USD Term SOFR + 3.89%) 8/15/41	377,000	375,729
•CSTL Commercial Mortgage Trust
Series 2025-GATE2 Class E 6.35% 11/10/42	209,000	205,887
Series 2026-GATE3 Class A 4.69% 2/10/43	100,000	98,682
Series 2026-GATE3 Class E 6.34% 2/10/43	107,500	105,693
DB-JPM Mortgage Trust Series 2020-C9 Class B 2.57% 8/15/53	100,000	85,815
•ELP Commercial Mortgage Trust
Series 2025-ELP Class A 4.30% 11/13/42	814,000	802,347
Series 2025-ELP Class D 5.07% 11/13/42	100,000	98,198
Series 2025-ELP Class E 6.02% 11/13/42	393,000	386,917
•Extended Stay America Trust
Series 2025-ESH Class A 4.97% (1 mo. USD Term SOFR + 1.30%) 10/15/42	3,013,000	3,012,999
Series 2025-ESH Class B 5.27% (1 mo. USD Term SOFR + 1.60%) 10/15/42	445,000	445,555
Series 2025-ESH Class C 5.52% (1 mo. USD Term SOFR + 1.85%) 10/15/42	215,000	215,336
Series 2025-ESH Class E 7.02% (1 mo. USD Term SOFR + 3.35%) 10/15/42	100,000	100,219
Series 2025-ESH Class F 7.77% (1 mo. USD Term SOFR + 4.10%) 10/15/42	100,000	100,250
Series 2026-ESH2 Class A 4.87% (1 mo. USD Term SOFR + 1.20%) 2/15/43	2,150,764	2,150,765
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Extended Stay America Trust (continued)
Series 2026-ESH2 Class B 5.07% (1 mo. USD Term SOFR + 1.40%) 2/15/43	220,921	$221,129
Series 2026-ESH2 Class C 5.27% (1 mo. USD Term SOFR + 1.60%) 2/15/43	149,593	149,826
Series 2026-ESH2 Class E 6.57% (1 mo. USD Term SOFR + 2.90%) 2/15/43	99,068	99,285
Series 2026-ESH2 Class F 7.42% (1 mo. USD Term SOFR + 3.75%) 2/15/43	201,108	201,611
•Fashion Show Mall LLC Series 2024-SHOW Class C 5.67% 10/10/41	120,000	121,001
•Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU Class G 9.32% (1 mo. USD Term SOFR + 5.65%) 12/15/39	131,000	131,485
•GS Mortgage Securities Corp. Trust Series 2025-800D Class A 6.33% (1 mo. USD Term SOFR + 2.65%) 11/25/41	120,000	120,045
•GS Mortgage Securities Trust
Series 2011-GC5 Class C 5.56% 8/10/44	153,682	151,354
Series 2019-GC38 Class B 4.31% 2/10/52	150,888	142,532
Series 2019-GC42 Class C 3.71% 9/10/52	175,000	146,743
Series 2019-GSA1 Class C 3.80% 11/10/52	125,000	113,281
Series 2020-GC45 Class SWD 3.22% 12/13/39	100,000	81,294
•GSAT Trust
Series 2025-BMF Class E 6.97% (1 mo. USD Term SOFR + 3.30%) 7/15/40	100,000	100,371
Series 2025-BMF Class F 7.82% (1 mo. USD Term SOFR + 4.15%) 7/15/40	169,000	169,585
•GSMS Trust
Series 2026-DAWN Class B 6.57% 4/10/43	100,000	99,895
Series 2026-DAWN Class C 7.32% 4/10/43	100,000	99,921
•HAVN Trust Series 2025-MOB Class A 5.37% (1 mo. USD Term SOFR + 1.70%) 10/15/35	270,000	268,313
•Hilton USA Trust Series 2016-HHV Class F 4.19% 11/5/38	350,000	344,562
LVIP Fidelity Institutional AM® Total Bond Fund–37

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•INT Commercial Mortgage Trust Series 2025-PLAZA Class A 4.55% 11/5/37	727,000	$722,738
•INTOWN Mortgage Trust Series 2025-STAY Class E 7.52% (1 mo. USD Term SOFR + 3.85%) 3/15/42	250,000	250,625
•IP Mortgage Trust Series 2025-IP Class F 7.71% 6/10/42	200,000	200,634
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class C 3.34% 12/15/49	90,000	77,401
•JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D 3.50% 1/15/48	250,000	220,636
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4 3.06% 11/13/52	800,000	728,063
•KIND Trust
Series 2021-KIND Class D 6.09% (1 mo. USD Term SOFR + 2.41%) 8/15/38	223,167	220,099
Series 2021-KIND Class E 7.04% (1 mo. USD Term SOFR + 3.36%) 8/15/38	400,709	398,359
•MHC Commercial Mortgage Trust Series 2021-MHC Class G 6.99% (1 mo. USD Term SOFR + 3.32%) 4/15/38	400,308	400,058
•MHP Commercial Mortgage Trust
Series 2025-MHIL2 Class A 5.17% (1 mo. USD Term SOFR + 1.50%) 9/15/40	1,134,000	1,134,356
Series 2025-MHIL2 Class D 6.32% (1 mo. USD Term SOFR + 2.65%) 9/15/40	100,000	100,031
Series 2025-MHIL2 Class E 7.17% (1 mo. USD Term SOFR + 3.50%) 9/15/40	100,000	100,031
Series 2025-MHIL2 Class F 7.92% (1 mo. USD Term SOFR + 4.25%) 9/15/40	175,000	174,892
•MHP Trust
Series 2022-MHIL Class E 6.28% (1 mo. USD Term SOFR + 2.61%) 1/15/39	200,000	199,875
Series 2022-MHIL Class F 6.93% (1 mo. USD Term SOFR + 3.26%) 1/15/39	80,000	79,950
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-5C2 Class C 5.74% 11/15/58	100,000	$99,728
Series 2025-C35 Class C 6.35% 8/15/58	100,000	101,129
•Morgan Stanley Capital I Trust
Series 2016-BNK2 Class C 3.88% 11/15/49	100,000	87,219
Series 2017-H1 Class C 4.28% 6/15/50	125,000	118,324
MSWF Commercial Mortgage Trust
•Series 2023-2 Class C 7.02% 12/15/56	335,000	352,479
Series 2023-2 Class D 4.00% 12/15/56	136,000	108,043
•NCMF Trust Series 2025-MFS Class F 8.44% 6/10/33	100,000	101,108
•NYC Trust Series 2025-77C Class E 6.26% 1/10/36	230,000	226,848
•PCY Trust Series 2026-FCMT Class E 7.42% 4/5/41	100,000	100,154
•PLYM Commercial Mortgage Trust
Series 2026-IND Class A 4.92% (1 mo. USD Term SOFR + 1.25%) 3/15/43	2,652,000	2,638,736
Series 2026-IND Class B 5.12% (1 mo. USD Term SOFR + 1.45%) 3/15/43	337,000	334,473
Series 2026-IND Class C 5.32% (1 mo. USD Term SOFR + 1.65%) 3/15/43	375,000	371,719
Series 2026-IND Class D 5.82% (1 mo. USD Term SOFR + 2.15%) 3/15/43	140,000	138,600
Prima Capital CRE Securitization Ltd.
Series 2019-7A Class D 4.25% 12/25/50	100,000	96,079
Series 2019-RK1 Class BT 4.45% 4/15/38	110,000	104,721
•PRM Trust
Series 2025-PRM6 Class D 5.68% 7/5/33	135,000	133,925
Series 2025-PRM6 Class E 6.58% 7/5/33	100,000	99,374
Series 2025-PRM6 Class F 7.06% 7/5/33	145,000	143,437
•PRM5 Trust Series 2025-PRM5 Class D 5.25% 3/10/33	150,000	149,116
•RIDE Series 2025-SHRE Class E 7.29% 2/14/47	350,000	356,764
ROCK Trust
Series 2024-CNTR Class D 7.11% 11/13/41	125,000	129,473
Series 2024-CNTR Class E 8.82% 11/13/41	250,000	260,066
LVIP Fidelity Institutional AM® Total Bond Fund–38

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•SCG Commercial Mortgage Trust
Series 2025-FLWR Class A 4.92% (1 mo. USD Term SOFR + 1.25%) 8/15/42	300,000	$299,438
Series 2025-FLWR Class E 6.42% (1 mo. USD Term SOFR + 2.75%) 8/15/42	160,000	158,803
•SCG Trust
Series 2025-SNIP Class D 6.27% (1 mo. USD Term SOFR + 2.60%) 9/15/42	127,000	127,159
Series 2025-SNIP Class E 7.07% (1 mo. USD Term SOFR + 3.40%) 9/15/42	159,000	159,000
•SG Commercial Mortgage Securities Trust
Series 2019-PREZ Class D 3.48% 9/15/39	135,000	118,058
Series 2020-COVE Class F 3.73% 3/15/37	45,000	40,859
•SHR Trust Series 2024-LXRY Class E 8.12% (1 mo. USD Term SOFR + 4.45%) 10/15/41	163,000	163,178
•SMRT Commercial Mortgage Trust
Series 2022-MINI Class E 6.37% (1 mo. USD Term SOFR + 2.70%) 1/15/39	390,000	388,537
Series 2022-MINI Class F 7.02% (1 mo. USD Term SOFR + 3.35%) 1/15/39	165,000	160,875
•SREIT Trust Series 2021-PALM Class G 7.40% (1 mo. USD Term SOFR + 3.73%) 10/15/34	100,000	99,723
•Starwood Mortgage Trust
Series 2021-LIH Class E 6.69% (1 mo. USD Term SOFR + 3.02%) 11/15/36	100,000	99,875
Series 2021-LIH Class G 7.99% (1 mo. USD Term SOFR + 4.31%) 11/15/36	180,000	179,775
•SWCH Commercial Mortgage Trust
Series 2025-DATA Class D 6.31% (1 mo. USD Term SOFR + 2.64%) 2/15/42	200,000	196,687
Series 2025-DATA Class F 7.91% (1 mo. USD Term SOFR + 4.24%) 2/15/42	250,000	248,035
•TCO Commercial Mortgage Trust Series 2024-DPM Class A 4.92% (1 mo. USD Term SOFR + 1.24%) 12/15/39	4,870,000	4,862,391
•VDCM Commercial Mortgage Trust
Series 2025-AZ Class C 5.45% 7/13/44	100,000	99,801
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•VDCM Commercial Mortgage Trust (continued)
Series 2025-AZ Class D 5.81% 7/13/44	100,000	$99,858
Series 2025-AZ Class E 7.16% 7/13/44	100,000	102,343
•VTR Commercial Mortgage Trust
Series 2025-STEM Class B 4.97% 10/13/39	350,000	346,500
Series 2025-STEM Class C 5.47% 10/13/39	100,000	98,620
Series 2025-STEM Class D 6.06% 10/13/39	115,000	112,636
Wells Fargo Commercial Mortgage Trust
•Series 2016-BNK1 Class C 3.07% 8/15/49	20,000	14,557
•Series 2020-C57 Class C 4.02% 8/15/53	299,000	273,798
•Series 2024-1CHI Class E 7.07% 7/15/35	250,000	251,928
•Series 2024-5C2 Class C 6.33% 11/15/57	100,000	101,771
*•Series 2025-5C4 Class XA 1.12% 5/15/58	3,994,142	161,288
*•Series 2025-5C4 Class XB 0.51% 5/15/58	10,000,000	211,118
•Series 2025-5C7 Class C 5.80% 12/15/58	100,000	98,964
•Series 2025-B33RP Class E 7.17% (1 mo. USD Term SOFR + 3.50%) 8/15/42	160,000	159,800
•Series 2025-C65 Class C 6.01% 10/15/58	105,000	103,511
•Series 2026-C66 Class C 6.25% 4/15/59	100,000	99,527
•WHARF Commercial Mortgage Trust Series 2025-DC Class E 7.21% 7/15/40	228,000	231,175
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $96,359,899)		96,367,929
ΔSOVEREIGN BONDS–1.37%
Angola—0.02%
Angola Government International Bonds 9.38% 5/8/48	50,000	44,271
Angolan Government International Bonds
8.75% 4/14/32	200,000	194,313
9.24% 1/15/31	200,000	202,498
		441,082
Argentina—0.10%
φArgentina Government International Bonds 4.13% 7/9/35	871,767	627,672
LVIP Fidelity Institutional AM® Total Bond Fund–39

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Argentina (continued)
Argentina Republic Government International Bonds
φ0.75% 7/9/30		834,594	$697,720
1.00% 7/9/29		236,244	206,961
φ3.50% 7/9/41		305,000	202,978
5.00% 1/9/38		505,000	379,508
			2,114,839
Armenia—0.01%
Republic of Armenia International Bonds 6.75% 3/12/35		250,000	253,377
			253,377
Australia—0.01%
Australia Government Bonds 1.25% 5/21/32	AUD	500,000	281,048
			281,048
Bahamas—0.01%
Bahamas Government International Bonds 8.25% 6/24/36		170,000	181,361
			181,361
Bahrain—0.01%
Bahrain Government International Bonds
5.63% 5/18/34		50,000	44,144
7.10% 2/3/38		200,000	188,265
			232,409
Benin—0.01%
Benin Government International Bonds 7.96% 2/13/38		200,000	196,211
			196,211
Bermuda—0.01%
Bermuda Government International Bonds
3.38% 8/20/50		50,000	34,125
3.72% 1/25/27		200,000	198,532
			232,657
Brazil—0.05%
Brazil Government International Bonds
3.88% 6/12/30		200,000	190,530
6.25% 5/22/36		200,000	195,900
6.63% 3/15/35		200,000	204,430
7.13% 1/20/37		100,000	108,220
8.25% 1/20/34		250,000	282,837
			981,917
Canada—0.08%
Canada Government Bonds
1.50% 6/1/31	CAD	175,000	116,170
1.50% 12/1/31	CAD	2,370,000	1,557,903
2.00% 6/1/32	CAD	40,000	26,826
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada (continued)
Canada Government Bonds (continued)
3.25% 12/1/33	CAD	85,000	$60,805
			1,761,704
Chile—0.03%
Chile Government International Bonds
2.45% 1/31/31		300,000	273,711
3.10% 1/22/61		150,000	92,295
4.00% 1/31/52		200,000	155,490
5.33% 1/5/54		200,000	188,600
			710,096
Colombia—0.08%
Colombia Government International Bonds
3.00% 1/30/30		350,000	313,282
5.00% 6/15/45		117,000	83,902
5.20% 5/15/49		200,000	143,150
6.13% 1/21/31		200,000	196,500
8.00% 11/14/35		780,000	816,301
8.75% 11/14/53		200,000	214,590
			1,767,725
Costa Rica—0.01%
Costa Rica Government International Bonds 7.30% 11/13/54		200,000	215,782
			215,782
Dominican Republic—0.04%
Dominican Republic International Bonds
5.30% 1/21/41		100,000	84,980
5.75% 3/17/34		150,000	142,800
6.60% 6/1/36		150,000	149,835
7.05% 2/3/31		300,000	310,260
7.15% 2/24/55		150,000	151,665
			839,540
Ecuador—0.04%
Ecuador Government International Bonds
6.90% 7/31/30		171,000	166,470
6.90% 7/31/35		200,000	176,000
8.75% 1/29/34		200,000	196,000
9.25% 1/29/39		200,000	196,000
			734,470
Egypt—0.03%
Egypt Government International Bonds
7.50% 1/31/27		200,000	200,987
7.50% 2/16/61		150,000	114,134
7.63% 5/29/32		100,000	96,111
8.70% 3/1/49		300,000	262,397
			673,629
LVIP Fidelity Institutional AM® Total Bond Fund–40

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
El Salvador—0.02%
El Salvador Government International Bonds
9.25% 4/17/30		200,000	$207,538
9.65% 11/21/54		200,000	211,640
			419,178
Germany—0.02%
Bundesrepublik Deutschland Bundesanleihe 2.50% 7/4/44	EUR	390,000	396,122
			396,122
Ghana—0.01%
φGhana Government International Bonds
5.00% 7/3/29		54,208	51,617
5.00% 7/3/35		89,088	75,874
			127,491
Guatemala—0.02%
Guatemala Government Bonds
5.38% 4/24/32		100,000	98,750
6.13% 6/1/50		50,000	47,450
6.25% 8/15/36		200,000	203,300
			349,500
Hungary—0.03%
Hungary Government International Bonds
2.13% 9/22/31		200,000	169,483
5.50% 6/16/34		100,000	98,755
6.75% 9/25/52		100,000	103,029
6.75% 9/23/55		80,000	81,056
Magyar Export-Import Bank Zrt 6.13% 12/4/27		200,000	202,244
			654,567
Indonesia—0.04%
Indonesia Government International Bonds
4.35% 1/11/48		100,000	80,521
5.95% 1/8/46		250,000	251,773
7.75% 1/17/38		200,000	236,671
8.50% 10/12/35		200,000	244,459
			813,424
Israel—0.02%
Israel Government International Bonds
5.00% 1/13/36		200,000	192,815
5.75% 3/12/54		200,000	185,899
State of Israel 3.38% 1/15/50		150,000	96,737
			475,451
Ivory Coast—0.01%
Ivory Coast Government International Bonds 6.13% 6/15/33		300,000	282,091
			282,091
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Jamaica—0.00%
Jamaica Government International Bonds 7.88% 7/28/45		50,000	$57,475
			57,475
Japan—0.02%
Japan Government Ten Year Bonds 0.10% 9/20/28	JPY	73,850,000	450,522
			450,522
Jordan—0.00%
Jordan Government International Bonds 7.38% 10/10/47		50,000	46,942
			46,942
Kenya—0.01%
Republic of Kenya Government International Bonds
9.50% 3/5/36		35,000	34,209
9.75% 2/16/31		200,000	205,213
			239,422
Lebanon—0.00%
‡Lebanon Government International Bonds 6.38% 3/9/20		145,000	34,090
			34,090
Luxembourg—0.01%
Eagle Funding Luxco SARL 5.50% 8/17/30		210,000	211,102
			211,102
Mexico—0.07%
Mexico Government International Bonds
2.66% 5/24/31		200,000	176,530
3.50% 2/12/34		200,000	170,300
3.77% 5/24/61		200,000	119,350
6.13% 2/9/38		200,000	194,900
6.35% 2/9/35		200,000	204,310
6.40% 5/7/54		45,000	42,091
6.88% 5/13/37		250,000	261,875
7.38% 5/13/55		250,000	262,575
			1,431,931
Mongolia—0.01%
Mongolia Government International Bonds 7.88% 6/5/29		200,000	208,710
			208,710
Montenegro—0.01%
Montenegro Government International Bonds 7.25% 3/12/31		200,000	208,111
			208,111
LVIP Fidelity Institutional AM® Total Bond Fund–41

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Morocco—0.01%
Morocco Government International Bonds 6.50% 9/8/33	200,000	$210,561
		210,561
Nigeria—0.03%
Nigeria Government International Bonds
6.13% 9/28/28	400,000	396,332
7.88% 2/16/32	195,000	197,472
		593,804
Oman—0.02%
Oman Government International Bonds
6.25% 1/25/31	200,000	208,561
6.75% 1/17/48	125,000	130,131
		338,692
Pakistan—0.01%
Pakistan Government International Bonds
6.00% 4/8/26	200,000	199,750
7.38% 4/8/31	55,000	50,881
		250,631
Panama—0.02%
Panama Government International Bonds
5.23% 2/23/34	200,000	192,800
5.66% 2/23/38	200,000	191,870
7.88% 3/1/57	100,000	115,929
		500,599
Paraguay—0.03%
Paraguay Government International Bonds
2.74% 1/29/33	200,000	175,500
6.00% 2/9/36	200,000	207,120
6.65% 3/4/55	200,000	207,480
		590,100
Peru—0.01%
Peru Government International Bonds
2.78% 1/23/31	150,000	136,552
3.30% 3/11/41	100,000	75,340
		211,892
Philippines—0.02%
Philippines Government International Bonds
5.50% 1/17/48	200,000	191,909
5.95% 10/13/47	200,000	202,252
		394,161
Poland—0.01%
Bank Gospodarstwa Krajowego 6.25% 7/9/54	120,000	118,486
Republic of Poland Government International Bonds
5.50% 4/4/53	40,000	37,026
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland (continued)
Republic of Poland Government International Bonds (continued)
5.75% 11/16/32		100,000	$105,048
			260,560
Qatar—0.03%
Qatar Government International Bonds
4.40% 4/16/50		300,000	248,414
4.63% 6/2/46		200,000	172,695
4.82% 3/14/49		250,000	220,596
			641,705
Romania—0.05%
Romania Government International Bonds
2.12% 7/16/31	EUR	25,000	24,824
3.63% 3/27/32		100,000	87,655
4.00% 2/14/51		85,000	54,732
4.63% 3/4/33	EUR	130,000	140,380
5.75% 9/16/30		80,000	79,751
5.75% 7/4/36		115,000	106,633
5.88% 7/11/32	EUR	150,000	175,644
6.00% 5/25/34		60,000	58,190
6.38% 9/18/33	EUR	100,000	118,739
6.38% 1/30/34		94,000	93,441
7.50% 2/10/37		150,000	158,355
			1,098,344
Rwanda—0.01%
Rwanda International Government Bonds 5.50% 8/9/31		100,000	89,394
			89,394
Saudi Arabia—0.03%
Saudi Government International Bonds
2.25% 2/2/33		200,000	168,136
3.45% 2/2/61		250,000	154,308
3.75% 1/21/55		100,000	67,748
4.38% 1/12/31		200,000	195,845
4.50% 10/26/46		100,000	81,329
			667,366
Senegal—0.00%
Senegal Government International Bonds 6.25% 5/23/33		75,000	39,761
			39,761
Serbia—0.01%
Serbia International Bonds 6.00% 6/12/34		150,000	150,294
			150,294
South Africa—0.02%
Republic of South Africa Government International Bonds
5.00% 10/12/46		150,000	107,966
LVIP Fidelity Institutional AM® Total Bond Fund–42

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
South Africa (continued)
Republic of South Africa Government International Bonds (continued)
5.75% 9/30/49	200,000	$154,638
6.13% 12/11/37	200,000	185,780
		448,384
Sri Lanka—0.02%
Sri Lanka Government International Bonds
φ3.10% 1/15/30	56,145	51,569
φ3.35% 3/15/33	110,128	91,915
φ3.60% 5/15/36	51,609	45,846
φ3.60% 2/15/38	103,261	91,127
4.00% 4/15/28	52,468	50,038
		330,495
Trinidad And Tobago—0.01%
Trinidad & Tobago Government International Bonds 6.50% 1/28/36	200,000	198,700
		198,700
Turkey—0.10%
Turkiye Government International Bonds
4.88% 4/16/43	200,000	140,541
5.75% 5/11/47	100,000	74,760
5.88% 6/26/31	100,000	95,560
6.30% 3/14/33	200,000	189,167
6.80% 11/4/36	200,000	188,686
7.63% 5/15/34	250,000	254,336
9.38% 3/14/29	300,000	323,636
9.38% 1/19/33	400,000	444,224
9.88% 1/15/28	200,000	213,274
Turkiye Ihracat Kredi Bankasi AS 6.38% 10/3/30	265,000	255,816
		2,180,000
Ukraine—0.02%
φUkraine Government International Bonds
0.00% 2/1/30	21,848	12,778
0.00% 2/1/34	81,644	34,945
0.00% 2/1/35	68,995	31,966
0.00% 2/1/36	57,496	26,661
4.00% 2/1/32	102,000	73,637
4.50% 2/1/29	150,000	105,565
4.50% 2/1/34	179,987	96,033
4.50% 2/1/35	139,990	73,365
4.50% 2/1/36	79,994	41,050
		496,000
United Arab Emirates—0.03%
Abu Dhabi Government International Bonds
3.13% 9/30/49	500,000	329,438
5.50% 4/30/54	200,000	191,505
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Arab Emirates (continued)
Emirate of Dubai Government International Bonds 5.25% 1/30/43		200,000	$186,642
			707,585
Uruguay—0.01%
Uruguay Government International Bonds
5.10% 6/18/50		150,000	137,423
5.75% 10/28/34		50,000	52,190
			189,613
Uzbekistan—0.01%
Republic of Uzbekistan International Bonds 3.70% 11/25/30		100,000	90,889
			90,889
Venezuela—0.01%
‡Venezuela Government International Bonds 9.25% 9/15/27		550,000	261,250
			261,250
Zambia—0.01%
Zambia Government International Bonds 0.50% 12/31/53		155,000	101,779
			101,779
Total Sovereign Bonds (Cost $28,612,116)			29,066,535
SUPRANATIONAL BANKS–0.14%
European Investment Bank
^0.00% 3/28/28	EUR	1,005,000	1,099,971
3.00% 7/15/33	EUR	460,000	527,491
European Union
2.88% 4/4/28	EUR	349,000	403,916
3.38% 12/12/35	EUR	610,000	703,320
3.75% 10/12/45	EUR	135,000	151,041
Total Supranational Banks (Cost $2,919,444)			2,885,739
U.S. TREASURY OBLIGATIONS–37.85%
U.S. Treasury Bonds
2.25% 8/15/46		37,530,000	24,463,403
3.88% 2/15/43		28,715,000	25,514,848
4.50% 11/15/54		13,320,000	12,443,794
4.63% 11/15/44		31,580,000	30,557,351
4.63% 11/15/45		1,001,000	965,496
4.63% 2/15/46		321,000	309,464
4.63% 2/15/55		102,180,000	97,458,166
4.63% 11/15/55		480,000	458,625
4.75% 2/15/45		74,570,000	73,270,850
4.75% 5/15/55		7,441,000	7,245,383
4.75% 8/15/55		16,700,000	16,274,672
LVIP Fidelity Institutional AM® Total Bond Fund–43

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
4.75% 2/15/56	130,000	$126,791
U.S. Treasury Inflation Indexed Bonds
2.38% 2/15/55	1,051,242	976,865
2.38% 2/15/56	341,180	316,780
U.S. Treasury Notes
3.50% 2/15/29	7,321,000	7,257,513
3.50% 3/15/29	6,880,000	6,819,262
3.50% 2/28/31	1,180,000	1,157,137
3.63% 8/31/30	20,700,000	20,446,102
3.88% 12/31/32	37,800,000	37,252,195
4.00% 3/31/30	45,000,000	45,161,719
4.00% 1/31/31	1,015,000	1,017,062
4.00% 4/30/32	154,915,000	154,340,120
4.00% 6/30/32	16,500,000	16,424,590
4.00% 1/31/33	130,000	129,005
4.00% 2/15/34	2,207,000	2,176,998
4.00% 11/15/35	14,200,000	13,851,656
4.13% 5/31/32	2,211,000	2,216,787
4.13% 2/15/36	27,200,000	26,775,000
4.25% 5/15/35	41,400,000	41,290,031
4.25% 8/15/35	17,151,700	17,087,381
4.50% 12/31/31	20,340,000	20,823,075
4.63% 2/15/35	94,870,000	97,338,102
Total U.S. Treasury Obligations (Cost $820,974,146)		801,946,223

	Number of Shares
COMMON STOCK–0.02%
†Luxco Co. Ltd.	19,851	337,862
†ModivCare, Inc.	6	42
†ModivCare, Inc.	4,485	24,668
Total Common Stock (Cost $376,601)		362,572
PREFERRED STOCKS–0.02%
†=Acrisure Holdings, Inc. 0.00%	8,824	253,425
Strategy, Inc. 11.50% 4/29/26	1,250	125,025
Total Preferred Stocks (Cost $327,196)		378,450
MONEY MARKET FUND–2.38%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	50,370,568	50,370,568
Total Money Market Fund (Cost $50,370,568)		50,370,568

	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED–0.03%
Over-The-Counter–0.03%
Put Swaptions–0.02%
10 Year Interest Rate Swap Strike price $3.83, expiration date 7/22/26, notional amount $570,000 JPM	570,000	$10,311
1 day USD SOFR Strike price $3.99, expiration date 3/5/31, notional amount $1,800,000 CBK	1,800,000	57,202
1 day USD SOFR Strike price $4.21, expiration date 3/10/31, notional amount $3,400,000 MSC	3,400,000	188,073
1 day USD SOFR Strike price $3.74, expiration date 9/10/26, notional amount $1,090,000 BOA	1,090,000	28,646
1 day USD SOFR Strike price $4.34, expiration date 3/20/31, notional amount $760,000 BOA	760,000	38,946
1 day USD SOFR Strike price $4.36, expiration date 3/20/31, notional amount $1,200,000 BOA	1,200,000	60,757
		383,935
Call Swaptions–0.01%
10 Year Interest Rate Swap Strike price $3.84, expiration date 7/22/26, notional amount $570,000 JPM	570,000	10,311
10 Year Interest Rate Swap Strike price $3.96, expiration date 1/26/27, notional amount $2,100,000 JPM	2,100,000	55,651
1 day USD SOFR Strike price $3.99, expiration date 3/5/31, notional amount $1,800,000 CBK	1,800,000	45,992
1 day USD SOFR Strike price $3.28, expiration date 3/10/28, notional amount $6,990,000 GS	6,990,000	28,971
1 day USD SOFR Strike price $3.74, expiration date 9/10/26, notional amount $1,090,000 BOA	1,090,000	14,065
1 day USD SOFR Strike price $4.34, expiration date 3/20/31, notional amount $760,000 BOA	760,000	37,087
LVIP Fidelity Institutional AM® Total Bond Fund–44

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Swaptions (continued)
1 day USD SOFR Strike price $4.36, expiration date 3/20/31, notional amount $1,200,000 BOA	1,200,000	$59,444
=1 day USD SOFR Strike price $4.34, expiration date 3/25/31, notional amount $1,200,000 CBK	1,200,000	74,640
		326,161
Total Options Purchased (Cost $807,193)		710,096

TOTAL INVESTMENTS–106.96% (Cost $2,294,802,565)	2,265,936,338

	Principal Amount°	Value (U.S. $)
SECURITIES SOLD SHORT–(2.77%)
Agency Mortgage-Backed Securities–(2.77%)
Uniform Mortgage-Backed Security, TBA	(10,500,000)	$(9,230,570)
Uniform Mortgage-Backed Security, TBA	(15,775,000)	(13,853,281)
Uniform Mortgage-Backed Security, TBA	(1,125,000)	(945,703)
Uniform Mortgage-Backed Security, TBA	(3,225,000)	(3,113,509)
Uniform Mortgage-Backed Security, TBA	(5,500,000)	(5,426,126)
Uniform Mortgage-Backed Security, TBA	(1,100,000)	(1,105,543)
Uniform Mortgage-Backed Security, TBA	(5,625,000)	(5,428,157)
Uniform Mortgage-Backed Security, TBA	(5,500,000)	(5,423,696)
Uniform Mortgage-Backed Security, TBA	(4,200,000)	(4,281,178)
Uniform Mortgage-Backed Security, TBA	(9,600,000)	(9,773,924)
Total Securities Sold Short (Proceeds $(59,162,242) )		(58,581,687)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.19%)	(88,867,667)
NET ASSETS APPLICABLE TO 239,231,146 SHARES OUTSTANDING–100.00%	$2,118,486,984

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

@PIK. 100% of the income received was in the form of additional par.
^Zero coupon security.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
LVIP Fidelity Institutional AM® Total Bond Fund–45

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
∞Delayed settlement. Interest rate to be determined upon settlement date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2026.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
ΔSecurities have been classified by country of origin.
†Non-income producing.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2026:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(40,000)	USD	28,493	4/24/26	$903	$—
BNP	CAD	(131,000)	USD	96,294	4/24/26	2,024	—
BNP	EUR	(16,781,000)	USD	20,151,709	4/24/26	731,899	—
BNP	EUR	30,000	USD	(34,759)	4/24/26	—	(41)
BNP	EUR	6,000	USD	(6,922)	4/24/26	21	—
BOA	CAD	(2,378,000)	USD	1,754,645	4/24/26	43,399	—
CBK	GBP	(194,000)	USD	264,395	4/24/26	7,625	—
GSB	CAD	40,000	USD	(28,682)	4/24/26	103	—
GSB	EUR	(197,000)	USD	233,322	4/24/26	5,344	—
GSB	GBP	(4,399,000)	USD	6,064,417	4/24/26	242,097	—
GSB	GBP	27,000	USD	(36,361)	4/24/26	—	(625)
JPM	AUD	(770,000)	USD	536,577	4/24/26	5,476	—
JPM	EUR	(423,000)	USD	502,701	4/24/26	13,185	—
JPM	EUR	92,000	USD	(109,058)	4/24/26	—	(2,591)
JPM	EUR	(132,000)	USD	152,483	4/24/26	—	(274)
JPM	GBP	(138,000)	USD	187,918	4/24/26	5,267	—
JPM	GBP	47,000	USD	(62,944)	4/24/26	—	(737)
JPM	GBP	70,000	USD	(92,399)	4/24/26	249	—
JPM	JPY	27,300,000	USD	(173,746)	4/24/26	—	(1,323)
RBC	EUR	107,000	USD	(126,686)	4/24/26	—	(2,860)
RBC	JPY	(167,100,000)	USD	1,099,136	4/24/26	43,753	—
RBC	JPY	67,850,000	USD	(428,268)	4/24/26	264	—
Total Foreign Currency Exchange Contracts						$1,101,609	$(8,451)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
1,031	CBOT 10 Year U.S. Treasury Notes Futures	$114,489,328	$115,899,655	6/18/26	$—	$(1,410,327)
182	CBOT 2 Year U.S. Treasury Notes Futures	37,755,047	37,968,863	6/30/26	—	(213,816)
180	CBOT 5 Year U.S. Treasury Notes Futures	19,472,344	19,400,706	6/30/26	71,638	—
1	CBOT U.S. Long Bond Futures	113,875	117,220	6/18/26	—	(3,345)
(8)	Long Gilt Futures	(929,591)	(977,550)	6/26/26	47,959	—
7	Ultra 10 Year U.S. Treasury Notes Futures	794,609	806,339	6/18/26	—	(11,730)
62	Ultra U.S. Treasury Bond Futures	7,226,875	7,416,824	6/18/26	—	(189,949)
Total Futures Contracts					$119,597	$(1,829,167)
LVIP Fidelity Institutional AM® Total Bond Fund–46

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.EM.IG.45 - Quarterly[3]	525,000	(1.00%)	6/20/31	$(3,144)	$(3,182)	$38	$—

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
BNP Allianz SE 2.24 07/07/2045 - Quarterly	EUR 350,000	(1.00%)	12/20/30	$(572)	$(3,695)	$3,123	$—
BNP Allianz SE 3.10 - 07/06/2047 - Quarterly	EUR 40,000	(1.00%)	6/20/31	152	(483)	635	—
CBK Aviva PLC 6.13 - 06/20/2031 - Quarterly	EUR 140,000	(1.00%)	6/20/31	1,583	(1,109)	2,692	—
CBK Aviva PLC 6.13 - 12/20/2030 - Quarterly	EUR 150,000	(1.00%)	12/20/30	690	(38)	728	—
BNP BMW Finance NV 0.75 - 07/13/2026 - Quarterly	EUR 450,000	(1.00%)	12/20/30	(9,460)	(10,248)	788	—
BNP BMW Finance NV 0.75 - 07/13/2026 - Quarterly	EUR 120,000	(1.00%)	6/20/31	(2,350)	(3,359)	1,009	—
MSC CMBX.NA.BB.18 - Monthly[4]	200,000	(5.00%)	12/17/57	32,639	28,240	4,399	—
GS CMBX.NA.BBB-.18 - Monthly[4]	700,000	(3.00%)	12/17/57	57,633	67,283	—	(9,650)
CITI CMBX.NA.BBB-.18 - Monthly[4]	700,000	(3.00%)	12/17/57	57,633	51,069	6,564	—
GS CMBX.NA.BBB-.18 - Monthly[4]	700,000	(3.00%)	12/17/57	57,633	49,486	8,147	—
JPM CMBX.NA.BBB-.18 - Monthly[4]	100,000	(3.00%)	12/17/57	8,233	8,099	134	—
ICBC CMBX.NA.BBB-.19 - Monthly[4]	50,000	(3.00%)	12/17/58	4,752	4,606	146	—
BNP Deutsche Bank AG 5.63 - 05/19/2031 - Quarterly	EUR 200,000	(1.00%)	12/20/30	5,086	3,253	1,833	—
BNP Deutsche Bank AG 5.63 - 05/19/2031 - Quarterly	EUR 60,000	(1.00%)	6/20/31	2,098	749	1,349	—
BNP Generali 4.13 - 05/04/2026 - Quarterly	EUR 300,000	(1.00%)	12/20/30	901	(772)	1,673	—
BNP Generali 4.13 - 05/04/2026 - Quarterly	EUR 25,000	(1.00%)	6/20/31	236	(57)	293	—
JPM Heidelberg Materials AG 3.75 05/31/2032 - Quarterly	EUR 290,000	(5.00%)	12/20/30	(61,444)	(63,310)	1,866	—
BNP Heidelberg Materials AG 3.75 05/31/2032 - Quarterly	EUR 40,000	(5.00%)	6/20/31	(9,065)	(9,933)	868	—
JPM Intesa Sanpaolo SpA 6.18 - 02/20/2034 - Quarterly	EUR 250,000	(1.00%)	12/20/30	1,626	(514)	2,140	—
JPM Intesa Sanpaolo SpA 6.18 - 02/20/2034 - Quarterly	EUR 80,000	(1.00%)	6/20/31	1,107	(137)	1,244	—
BNP Societe Generale SA 5.25 - 09/06/2032 - Quarterly	EUR 200,000	(1.00%)	12/20/30	2,477	2,584	—	(107)
BNP Societe Generale SA 5.63 - 06/02/2033 - Quarterly	EUR 90,000	(1.00%)	6/20/31	1,822	308	1,514	—
LVIP Fidelity Institutional AM® Total Bond Fund–47

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Purchased (continued)
GS UniCredit SpA 2.73 - 01/15/2032 - Quarterly	EUR 45,000	(1.00%)	6/20/31	$924	$128	$796	$—
GS UniCredit SpA 5.86 - 06/19/2032 - Quarterly	EUR 250,000	(1.00%)	12/20/30	3,076	1,463	1,613	—
					123,613	43,554	(9,757)
Protection Sold
CBK CMBX.NA.AAA.16 - Monthly[4]	798,902	(0.50%)	4/17/65	(5,654)	(3,914)	—	(1,740)
ICBC CMBX.NA.AAA.16 - Monthly[4]	599,144	(0.50%)	4/17/65	(4,274)	(4,977)	703	—
MSC CMBX.NA.AAA.17 - Monthly[4]	400,000	(0.50%)	12/15/56	(5,605)	(4,521)	—	(1,084)
CBK CMBX.NA.AAA.17 - Monthly[4]	200,000	(0.50%)	12/15/56	(2,802)	(2,078)	—	(724)
GS CMBX.NA.AAA.17 - Monthly[4]	100,000	(0.50%)	12/15/56	(1,401)	(1,206)	—	(196)
ICBC CMBX.NA.AAA.17 - Monthly[4]	900,000	(0.50%)	12/15/56	(12,623)	(13,502)	879	—
ICBC CMBX.NA.AAA.17 - Monthly[4]	500,000	(0.50%)	12/15/56	(7,034)	(7,519)	485	—
ICBC CMBX.NA.AAA.18 - Monthly[4]	1,400,000	(0.50%)	12/17/57	204	520	—	(316)
MSC CMBX.NA.BBB-.16 - Monthly[4]	150,000	(3.00%)	4/17/65	(27,475)	(22,681)	—	(4,794)
					(59,878)	2,067	(8,854)
					63,735	45,621	(18,611)
Total CDS Contracts					$60,553	$45,659	$(18,611)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Pay-Annual	63,309,000	(3.00%)	(1.00%)	6/17/28	$729,679	$531,774	$197,905	$—
Pay-Annual	11,163,000	(3.25%)	(1.00%)	6/17/29	101,588	40,543	61,045	—
Pay-Annual	410,000	(4.00%)	(1.00%)	6/17/41	4,059	(1,255)	5,314	—
Receive-Annual	590,000	(3.75%)	(1.00%)	6/17/36	(6,509)	(3,381)	—	(3,128)
Receive-Annual	670,000	(4.00%)	(1.00%)	6/17/56	(15,639)	(12,992)	—	(2,647)
Total IRS Contracts						$554,689	$264,264	$(5,775)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2026.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
LVIP Fidelity Institutional AM® Total Bond Fund–48

LVIP Fidelity Institutional AM® Total Bond Fund
Schedule of Investments (continued)
[3] Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe,
Africa and Asia. Constituents for the index can be found at www.markit.com/Documentation.

[4] CMBX.NA.AAA, CMBX.NA.AS, CMBX.NA.AA, CMBX.NA.A, CMBX.NA.BBB and CMBX.NA.BB (collectively, the “CMBX Indices” and each, a
“CMBX Index”). Each CMBX Index will be composed of 25 reference obligations that are tranches of commercial mortgage-backed securities offerings.

Summary of Abbreviations:
AUD–Australian Dollar
BMO–Bank of Montreal
BNP–BNP Paribas
BOA–Bank of America
CAD–Canadian Dollar
CBK–Citibank NA
CBOT–Chicago Board of Trade
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CME–Chicago Mercantile Exchange
CMPC–Coût Moyen Pondéré du Capital
CVR–Contingent Value Rights
DB–Deutsche Bank
DB-JPM–Deutsche Bank JPMorgan
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
GSB–Goldman Sachs Bank USA
HSBC–Hong Kong and Shanghai Banking Corporation
ICBC–Industrial and Commercial Bank of China
IRS–Interest Rate Swap
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
PJSC–Public Joint Stock Company
Prime Rate–Interest rate charged by banks to their most credit worthy customers
RBC–Royal Bank of Canada
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
TBA–To be announced
USD–United States Dollar
LVIP Fidelity Institutional AM® Total Bond Fund–49